United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577
(Investment Company Act File Number)

Federated Hermes Income Securities Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-04-30

Date of Reporting Period: 2026-04-30

Item 1.	Reports to Stockholders

Federated Hermes Intermediate Corporate Bond Fund

Class R6 Shares | ICBRX

Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$46	0.45%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Intermediate Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Sector positioning in the Fund made the most positive contribution to relative performance. Underweight positioning relative to the Index in non-corporate credit sectors such as Supranational, Government Guarantee and Local Authority added to performance. These sectors underperformed the broader Index. The corporate credit sector positioning that added the most was Energy.

  Individual security selection in the Fund relative to the Index resulted in outperformance. Security selection was the second largest driver of positive Fund performance relative to the Index during the period. Individual holdings with the highest positive contribution to relative Fund performance were Inter-American Development Bank, Ovintiv, Morgan Stanley and Piedmont Realty Trust.

Top Detractors from Performance

  Overweight allocations to the defensive Consumer Non-Cyclical and Media & Entertainment sectors detracted from sector performance.

  Individual holdings with the most negative contribution to relative Fund performance were U.S. Treasury securities, Penske Truck Leasing and Roper Technologies.

  The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a detractor to relative Fund performance.

Annual Shareholder Report

Federated Hermes Intermediate Corporate Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 4/30/2016 to 4/30/2026

Total Return Based on $10,000 Investment

Table Summary
	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Intermediate Credit Index	Lipper Corporate Debt Funds BBB-Rated Average
4/30/2016	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,301	$10,083	$10,215	$10,346
4/30/2018	$10,317	$10,051	$10,201	$10,415
4/30/2019	$10,869	$10,582	$10,807	$11,020
4/30/2020	$11,489	$11,730	$11,495	$12,036
4/30/2021	$12,172	$11,698	$12,016	$12,671
4/30/2022	$11,237	$10,703	$11,139	$11,386
4/30/2023	$11,374	$10,657	$11,319	$11,330
4/30/2024	$11,588	$10,500	$11,590	$11,383
4/30/2025	$12,525	$11,343	$12,559	$12,205
4/30/2026	$13,116	$11,803	$13,191	$12,819

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference*	4.72%	1.51%	2.75%
Bloomberg US Aggregate Bond Index	4.06%	0.18%	1.67%
Bloomberg US Intermediate Credit Index	5.03%	1.88%	2.81%
Lipper Corporate Debt Funds BBB-Rated Average	5.03%	0.19%	2.42%
Footnote	Description
Footnote*	The Fund's Class R6 Shares commenced operations on July 1, 2024. For the periods prior to the commencement of operations of the Fund's Class R6 Shares, the performance information shown is for the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares, since the Class R6 Shares have a lower expense ratio than the Institutional Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$459,187,938
  Number of Investments543
  Portfolio Turnover27%
  Total Advisory Fees Paid$1,185,854

Annual Shareholder Report

Federated Hermes Intermediate Corporate Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	0.9%
Cash Equivalents	1.9%
Corporate Debt Securities	96.3%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C472

G00715-02-C (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Intermediate Corporate Bond Fund

Institutional Shares | FIIFX

Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$52	0.51%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Intermediate Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Sector positioning in the Fund made the most positive contribution to relative performance. Underweight positioning relative to the Index in non-corporate credit sectors such as Supranational, Government Guarantee and Local Authority added to performance. These sectors underperformed the broader Index. The corporate credit sector positioning that added the most was Energy.

  Individual security selection in the Fund relative to the Index resulted in outperformance. Security selection was the second largest driver of positive Fund performance relative to the Index during the period. Individual holdings with the highest positive contribution to relative Fund performance were Inter-American Development Bank, Ovintiv, Morgan Stanley and Piedmont Realty Trust.

Top Detractors from Performance

  Overweight allocations to the defensive Consumer Non-Cyclical and Media & Entertainment sectors detracted from sector performance.

  Individual holdings with the most negative contribution to relative Fund performance were U.S. Treasury securities, Penske Truck Leasing and Roper Technologies.

  The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a detractor to relative Fund performance.

Annual Shareholder Report

Federated Hermes Intermediate Corporate Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 4/30/2016 to 4/30/2026

Total Return Based on $10,000 Investment

Table Summary
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Intermediate Credit Index	Lipper Corporate Debt Funds BBB-Rated Average
4/30/2016	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,301	$10,083	$10,215	$10,346
4/30/2018	$10,317	$10,051	$10,201	$10,415
4/30/2019	$10,869	$10,582	$10,807	$11,020
4/30/2020	$11,489	$11,730	$11,495	$12,036
4/30/2021	$12,172	$11,698	$12,016	$12,671
4/30/2022	$11,237	$10,703	$11,139	$11,386
4/30/2023	$11,374	$10,657	$11,319	$11,330
4/30/2024	$11,588	$10,500	$11,590	$11,383
4/30/2025	$12,504	$11,343	$12,559	$12,205
4/30/2026	$13,086	$11,803	$13,191	$12,819

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	4.66%	1.46%	2.73%
Bloomberg US Aggregate Bond Index	4.06%	0.18%	1.67%
Bloomberg US Intermediate Credit Index	5.03%	1.88%	2.81%
Lipper Corporate Debt Funds BBB-Rated Average	5.03%	0.19%	2.42%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$459,187,938
  Number of Investments543
  Portfolio Turnover27%
  Total Advisory Fees Paid$1,185,854

Annual Shareholder Report

Federated Hermes Intermediate Corporate Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	0.9%
Cash Equivalents	1.9%
Corporate Debt Securities	96.3%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C407

G00715-02-A (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Intermediate Corporate Bond Fund

Service Shares | INISX

Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$78	0.76%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Intermediate Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Sector positioning in the Fund made the most positive contribution to relative performance. Underweight positioning relative to the Index in non-corporate credit sectors such as Supranational, Government Guarantee and Local Authority added to performance. These sectors underperformed the broader Index. The corporate credit sector positioning that added the most was Energy.

  Individual security selection in the Fund relative to the Index resulted in outperformance. Security selection was the second largest driver of positive Fund performance relative to the Index during the period. Individual holdings with the highest positive contribution to relative Fund performance were Inter-American Development Bank, Ovintiv, Morgan Stanley and Piedmont Realty Trust.

Top Detractors from Performance

  Overweight allocations to the defensive Consumer Non-Cyclical and Media & Entertainment sectors detracted from sector performance.

  Individual holdings with the most negative contribution to relative Fund performance were U.S. Treasury securities, Penske Truck Leasing and Roper Technologies.

  The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a detractor to relative Fund performance.

Annual Shareholder Report

Federated Hermes Intermediate Corporate Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 4/30/2016 to 4/30/2026

Total Return Based on $10,000 Investment

Table Summary
	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Intermediate Credit Index	Lipper Corporate Debt Funds BBB-Rated Average
4/30/2016	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,276	$10,083	$10,215	$10,346
4/30/2018	$10,266	$10,051	$10,201	$10,415
4/30/2019	$10,788	$10,582	$10,807	$11,020
4/30/2020	$11,375	$11,730	$11,495	$12,036
4/30/2021	$12,021	$11,698	$12,016	$12,671
4/30/2022	$11,070	$10,703	$11,139	$11,386
4/30/2023	$11,177	$10,657	$11,319	$11,330
4/30/2024	$11,359	$10,500	$11,590	$11,383
4/30/2025	$12,241	$11,343	$12,559	$12,205
4/30/2026	$12,764	$11,803	$13,191	$12,819

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Service Shares	4.28%	1.21%	2.47%
Bloomberg US Aggregate Bond Index	4.06%	0.18%	1.67%
Bloomberg US Intermediate Credit Index	5.03%	1.88%	2.81%
Lipper Corporate Debt Funds BBB-Rated Average	5.03%	0.19%	2.42%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$459,187,938
  Number of Investments543
  Portfolio Turnover27%
  Total Advisory Fees Paid$1,185,854

Annual Shareholder Report

Federated Hermes Intermediate Corporate Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	0.9%
Cash Equivalents	1.9%
Corporate Debt Securities	96.3%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C506

G00715-02-B (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Short-Term Income Fund

Class A Shares | FTIAX

Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$64	0.63%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-3 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of short- and medium-term debt securities.

Top Contributors to Performance

  Sector allocation added 124 basis points of excess returns primarily from asset-backed securities and to a lesser extent from high yield, commercial mortgage-backed and mortgage-backed securities which outperformed U.S. Treasury securities during the last fiscal year.

  Security selection, primarily from investment-grade corporate securities, added 34 basis points of excess returns during the last fiscal year.

  Yield curve management added two basis points to relative Fund performance due to the movement of the yield curve along the short end of the curve.

Top Detractors from Performance

  Duration management detracted six basis points from relative Fund performance as the Fund’s duration was positioned longer than the Index in a period of increasing interest rates during the reporting period.

Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 4/30/2016 to 4/30/2026

Total Return Based on $10,000 Investment

Table Summary
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	0-3 Year Composite (ICE BofA index blend)	Bloomberg 1-3 Year US Government/Credit Index	Lipper Short Investment Grade Debt Funds Category Average
4/30/2016	$9,895	$10,000	$10,000	$10,000	$10,000
4/30/2017	$9,989	$10,083	$10,126	$10,076	$10,226
4/30/2018	$10,036	$10,051	$10,192	$10,070	$10,300
4/30/2019	$10,296	$10,582	$10,560	$10,410	$10,621
4/30/2020	$10,547	$11,730	$10,972	$10,925	$10,816
4/30/2021	$10,922	$11,698	$11,261	$11,036	$11,321
4/30/2022	$10,601	$10,703	$10,818	$10,649	$10,916
4/30/2023	$10,692	$10,657	$10,973	$10,771	$11,049
4/30/2024	$11,113	$10,500	$11,400	$11,072	$11,514
4/30/2025	$11,904	$11,343	$12,184	$11,821	$12,291
4/30/2026	$12,412	$11,803	$12,688	$12,225	$12,812

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	3.17%	2.38%	2.18%
Class A Shares without sales load	4.26%	2.59%	2.29%
Bloomberg US Aggregate Bond Index	4.06%	0.18%	1.67%
0-3 Year Composite (ICE BofA index blend)	4.14%	2.42%	2.41%
Bloomberg 1-3 Year US Government/Credit Index	3.42%	2.07%	2.03%
Lipper Short Investment Grade Debt Funds Category Average	4.24%	2.50%	2.46%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,850,235,697
  Number of Investments523
  Portfolio Turnover17%
  Total Advisory Fees Paid$3,582,778

Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Collateralized Mortgage Obligations	0.5%
Emerging Markets Core Fund	0.9%
Mortgage-Backed Securities	1.9%
Project and Trade Finance Core Fund	2.5%
Cash Equivalents	3.6%
Commercial Mortgage-Backed Securities	3.7%
Bank Loan Core Fund	3.8%
U.S. Treasury Securities	4.9%
Corporate Bonds	36.5%
Asset-Backed Securities	41.7%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C795

32957-A (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Short-Term Income Fund

Institutional Shares | FSTYX

Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$38	0.37%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-3 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of short- and medium-term debt securities.

Top Contributors to Performance

  Sector allocation added 124 basis points of excess returns primarily from asset-backed securities and to a lesser extent from high yield, commercial mortgage-backed and mortgage-backed securities which outperformed U.S. Treasury securities during the last fiscal year.

  Security selection, primarily from investment-grade corporate securities, added 34 basis points of excess returns during the last fiscal year.

  Yield curve management added two basis points to relative Fund performance due to the movement of the yield curve along the short end of the curve.

Top Detractors from Performance

  Duration management detracted six basis points from relative Fund performance as the Fund’s duration was positioned longer than the Index in a period of increasing interest rates during the reporting period.

Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 4/30/2016 to 4/30/2026

Total Return Based on $10,000 Investment

Table Summary
	Institutional Shares	Bloomberg US Aggregate Bond Index	0-3 Year Composite (ICE BofA index blend)	Bloomberg 1-3 Year US Government/Credit Index	Lipper Short Investment Grade Debt Funds Category Average
4/30/2016	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,171	$10,083	$10,126	$10,076	$10,226
4/30/2018	$10,295	$10,051	$10,192	$10,070	$10,300
4/30/2019	$10,625	$10,582	$10,560	$10,410	$10,621
4/30/2020	$10,929	$11,730	$10,972	$10,925	$10,816
4/30/2021	$11,346	$11,698	$11,261	$11,036	$11,321
4/30/2022	$11,041	$10,703	$10,818	$10,649	$10,916
4/30/2023	$11,164	$10,657	$10,973	$10,771	$11,049
4/30/2024	$11,634	$10,500	$11,400	$11,072	$11,514
4/30/2025	$12,480	$11,343	$12,184	$11,821	$12,291
4/30/2026	$13,061	$11,803	$12,688	$12,225	$12,812

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	4.65%	2.85%	2.71%
Bloomberg US Aggregate Bond Index	4.06%	0.18%	1.67%
0-3 Year Composite (ICE BofA index blend)	4.14%	2.42%	2.41%
Bloomberg 1-3 Year US Government/Credit Index	3.42%	2.07%	2.03%
Lipper Short Investment Grade Debt Funds Category Average	4.24%	2.50%	2.46%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,850,235,697
  Number of Investments523
  Portfolio Turnover17%
  Total Advisory Fees Paid$3,582,778

Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Collateralized Mortgage Obligations	0.5%
Emerging Markets Core Fund	0.9%
Mortgage-Backed Securities	1.9%
Project and Trade Finance Core Fund	2.5%
Cash Equivalents	3.6%
Commercial Mortgage-Backed Securities	3.7%
Bank Loan Core Fund	3.8%
U.S. Treasury Securities	4.9%
Corporate Bonds	36.5%
Asset-Backed Securities	41.7%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C787

32957-B (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Short-Term Income Fund

Class R6 Shares | FSILX

Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$35	0.34%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-3 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of short- and medium-term debt securities.

Top Contributors to Performance

  Sector allocation added 124 basis points of excess returns primarily from asset-backed securities and to a lesser extent from high yield, commercial mortgage-backed and mortgage-backed securities which outperformed U.S. Treasury securities during the last fiscal year.

  Security selection, primarily from investment-grade corporate securities, added 34 basis points of excess returns during the last fiscal year.

  Yield curve management added two basis points to relative Fund performance due to the movement of the yield curve along the short end of the curve.

Top Detractors from Performance

  Duration management detracted six basis points from relative Fund performance as the Fund’s duration was positioned longer than the Index in a period of increasing interest rates during the reporting period.

Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 4/30/2016 to 4/30/2026

Total Return Based on $10,000 Investment

Table Summary
	Class R6 Shares	Bloomberg US Aggregate Bond Index	0-3 Year Composite (ICE BofA index blend)	Bloomberg 1-3 Year US Government/Credit Index	Lipper Short Investment Grade Debt Funds Category Average
4/30/2016	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,159	$10,083	$10,126	$10,076	$10,226
4/30/2018	$10,296	$10,051	$10,192	$10,070	$10,300
4/30/2019	$10,616	$10,582	$10,560	$10,410	$10,621
4/30/2020	$10,936	$11,730	$10,972	$10,925	$10,816
4/30/2021	$11,344	$11,698	$11,261	$11,036	$11,321
4/30/2022	$11,041	$10,703	$10,818	$10,649	$10,916
4/30/2023	$11,168	$10,657	$10,973	$10,771	$11,049
4/30/2024	$11,656	$10,500	$11,400	$11,072	$11,514
4/30/2025	$12,507	$11,343	$12,184	$11,821	$12,291
4/30/2026	$13,093	$11,803	$12,688	$12,225	$12,812

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference*	4.69%	2.91%	2.73%
Bloomberg US Aggregate Bond Index	4.06%	0.18%	1.67%
0-3 Year Composite (ICE BofA index blend)	4.14%	2.42%	2.41%
Bloomberg 1-3 Year US Government/Credit Index	3.42%	2.07%	2.03%
Lipper Short Investment Grade Debt Funds Category Average	4.24%	2.50%	2.46%
Footnote	Description
Footnote*	The Fund’s Class R6 Shares commenced operations on January 20, 2017. For the periods prior to the commencement of operations of the Class R6 Shares, the performance information shown is for Institutional Shares, prior to its re-designation at the close of business on November 2, 2018, for each period, except when the Class R6 Shares net expenses (increased by waivers and reimbursements applicable to Institutional Shares (“Adjusted Expenses”)), exceeds the net expenses paid by Institutional Shares. In those periods, in accordance with SEC guidance, the Class R6 Shares total return, adjusted downward by the Adjusted Expenses, is shown.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,850,235,697
  Number of Investments523
  Portfolio Turnover17%
  Total Advisory Fees Paid$3,582,778

Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Collateralized Mortgage Obligations	0.5%
Emerging Markets Core Fund	0.9%
Mortgage-Backed Securities	1.9%
Project and Trade Finance Core Fund	2.5%
Cash Equivalents	3.6%
Commercial Mortgage-Backed Securities	3.7%
Bank Loan Core Fund	3.8%
U.S. Treasury Securities	4.9%
Corporate Bonds	36.5%
Asset-Backed Securities	41.7%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C563

32957-D (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Short-Term Income Fund

Service Shares | FSTIX

Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$66	0.65%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-3 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of short- and medium-term debt securities.

Top Contributors to Performance

  Sector allocation added 124 basis points of excess returns primarily from asset-backed securities and to a lesser extent from high yield, commercial mortgage-backed and mortgage-backed securities which outperformed U.S. Treasury securities during the last fiscal year.

  Security selection, primarily from investment-grade corporate securities, added 34 basis points of excess returns during the last fiscal year.

  Yield curve management added two basis points to relative Fund performance due to the movement of the yield curve along the short end of the curve.

Top Detractors from Performance

  Duration management detracted six basis points from relative Fund performance as the Fund’s duration was positioned longer than the Index in a period of increasing interest rates during the reporting period.

Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 4/30/2016 to 4/30/2026

Total Return Based on $10,000 Investment

Table Summary
	Service Shares	Bloomberg US Aggregate Bond Index	0-3 Year Composite (ICE BofA index blend)	Bloomberg 1-3 Year US Government/Credit Index	Lipper Short Investment Grade Debt Funds Category Average
4/30/2016	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,157	$10,083	$10,126	$10,076	$10,226
4/30/2018	$10,268	$10,051	$10,192	$10,070	$10,300
4/30/2019	$10,565	$10,582	$10,560	$10,410	$10,621
4/30/2020	$10,850	$11,730	$10,972	$10,925	$10,816
4/30/2021	$11,220	$11,698	$11,261	$11,036	$11,321
4/30/2022	$10,886	$10,703	$10,818	$10,649	$10,916
4/30/2023	$10,977	$10,657	$10,973	$10,771	$11,049
4/30/2024	$11,422	$10,500	$11,400	$11,072	$11,514
4/30/2025	$12,218	$11,343	$12,184	$11,821	$12,291
4/30/2026	$12,736	$11,803	$12,688	$12,225	$12,812

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Service Shares	4.24%	2.57%	2.45%
Bloomberg US Aggregate Bond Index	4.06%	0.18%	1.67%
0-3 Year Composite (ICE BofA index blend)	4.14%	2.42%	2.41%
Bloomberg 1-3 Year US Government/Credit Index	3.42%	2.07%	2.03%
Lipper Short Investment Grade Debt Funds Category Average	4.24%	2.50%	2.46%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,850,235,697
  Number of Investments523
  Portfolio Turnover17%
  Total Advisory Fees Paid$3,582,778

Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Collateralized Mortgage Obligations	0.5%
Emerging Markets Core Fund	0.9%
Mortgage-Backed Securities	1.9%
Project and Trade Finance Core Fund	2.5%
Cash Equivalents	3.6%
Commercial Mortgage-Backed Securities	3.7%
Bank Loan Core Fund	3.8%
U.S. Treasury Securities	4.9%
Corporate Bonds	36.5%
Asset-Backed Securities	41.7%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C209

32957-C (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $270,722

Fiscal year ended 2025 - $260,376

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,756 respectively. Fiscal year ended 2025- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval (and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2026 - $649,507

Fiscal year ended 2025 - $165,122

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)                  Not Applicable

(j)                  Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
April 30, 2026

Share Class | Ticker	Institutional | FIIFX	Service | INISX	R6 | ICBRX

Federated Hermes Intermediate Corporate Bond Fund

A Portfolio of Federated Hermes Income Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2026
Principal Amount or Shares		Value
	CORPORATE BONDS—96.3%
	Basic Industry - Chemicals—0.1%
$ 405,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 406,234
	Basic Industry - Metals & Mining—0.6%
420,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	402,281
215,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	196,862
610,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.750%, 4/5/2034	629,547
865,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.371%, 4/4/2029	882,522
810,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	838,245
	TOTAL	2,949,457
	Basic Industry - Paper—0.2%
1,000,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.200%, 1/15/2030	1,019,039
50,000	Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	55,990
	TOTAL	1,075,029
	Capital Goods - Aerospace & Defense—2.8%
310,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	307,602
225,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	216,169
1,620,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	1,601,439
505,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	481,905
1,730,000	Boeing Co., Sr. Unsecd. Note, 5.150%, 5/1/2030	1,758,398
540,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	590,736
560,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	554,488
1,000,000	Honeywell Aerospace, Inc., Sr. Unsecd. Note, 144A, 4.600%, 3/16/2033	987,709
385,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	379,011
555,000	Leidos, Inc., Sr. Unsecd. Note, 4.100%, 3/15/2029	548,348
540,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	480,808
500,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.150%, 8/15/2028	500,291
665,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	664,281
1,000,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.650%, 7/15/2030	1,005,753
1,300,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	1,293,458
1,450,000	RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	1,444,517
240,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	244,860
	TOTAL	13,059,773
	Capital Goods - Building Materials—0.9%
1,190,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	1,148,019
925,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	912,804
500,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	512,622
470,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	495,619
290,000	Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	275,173
870,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	774,721
200,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	197,437
	TOTAL	4,316,395
	Capital Goods - Construction Machinery—0.8%
700,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	710,482
800,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 3/7/2031	784,653
1,000,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	1,000,005
675,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 5.500%, 1/12/2029	690,293
605,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	600,244
	TOTAL	3,785,677
	Capital Goods - Diversified Manufacturing—1.6%
1,100,000	Eaton Corp., Sr. Unsecd. Note, 4.500%, 3/6/2033	1,083,999
Annual Financial Statements and Additional Information
1

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$1,000,000	Eaton Corp., Sr. Unsecd. Note, 4.800%, 3/6/2036	$ 984,854
975,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	952,308
480,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	435,622
520,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	470,500
500,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	511,501
170,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	174,021
540,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	522,511
790,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	794,335
325,000	Vertiv Holdings Co., Sr. Unsecd. Note, 4.850%, 3/15/2036	316,503
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	479,862
600,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	618,939
	TOTAL	7,344,955
	Capital Goods - Environmental—0.8%
1,005,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	1,020,032
1,055,000	Republic Services, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2035	1,075,184
1,005,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	946,316
835,000	Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	852,226
	TOTAL	3,893,758
	Communications - Cable & Satellite—1.3%
865,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	808,539
1,225,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	1,097,243
2,400,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	2,483,260
245,000	Charter Communications, Inc., 4.200%, 3/15/2028	242,511
700,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	691,097
810,000	Comcast Corp., Sr. Unsecd. Note, 4.950%, 5/15/2032	816,075
	TOTAL	6,138,725
	Communications - Media & Entertainment—1.7%
1,005,000	AppLovin Corp., Sr. Unsecd. Note, 5.375%, 12/1/2031	1,015,199
690,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	690,112
695,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	690,419
865,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	823,803
750,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2035	731,228
635,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	636,227
255,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	258,322
1,670,000	Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	1,694,458
1,000,000	Omnicom Group, Inc., Sr. Unsecd. Note, 5.300%, 6/2/2036	967,009
220,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	192,327
	TOTAL	7,699,104
	Communications - Telecom Wireless—2.2%
1,000,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 5.000%, 1/20/2033	1,002,380
500,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	452,620
780,000	American Tower Corp., Sr. Unsecd. Note, 4.700%, 12/15/2032	770,616
530,000	American Tower Corp., Sr. Unsecd. Note, 4.900%, 3/15/2030	535,385
670,000	American Tower Corp., Sr. Unsecd. Note, 5.250%, 7/15/2028	680,885
1,490,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	1,321,293
600,000	Orange S.A., Sr. Unsecd. Note, 144A, 4.750%, 1/13/2033	592,583
420,000	Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	411,036
2,875,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	2,799,964
1,510,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	1,517,432
	TOTAL	10,084,194
Annual Financial Statements and Additional Information
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—2.6%
$ 760,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	$ 743,968
2,280,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	1,928,412
860,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	785,291
540,000	AT&T, Inc., Sr. Unsecd. Note, 4.550%, 11/1/2032	529,678
800,000	AT&T, Inc., Sr. Unsecd. Note, 5.250%, 10/30/2036	790,880
540,000	AT&T, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2035	544,704
455,000	NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	453,575
810,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	816,969
1,550,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	1,543,425
230,000	Telefonica S.A., Co. Guarantee, 7.045%, 6/20/2036	253,942
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	263,819
485,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	441,235
1,265,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	1,206,375
1,725,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	1,675,349
	TOTAL	11,977,622
	Consumer Cyclical - Automotive—4.7%
1,550,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	1,528,586
1,000,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 4.500%, 4/12/2031	982,770
1,095,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	1,104,983
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	249,496
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	939,602
790,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.420%, 4/9/2031	783,313
295,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.753%, 4/6/2033	292,528
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.500%, 2/7/2035	1,019,515
995,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	1,032,262
320,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	339,697
750,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	746,947
545,000	General Motors Co., Sr. Unsecd. Note, 5.600%, 10/15/2032	557,721
800,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.750%, 4/6/2029	801,891
850,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	867,037
270,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.400%, 5/8/2027	272,816
300,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	311,306
400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.000%, 1/9/2028	408,726
320,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.500%, 9/18/2030	315,109
1,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.800%, 1/10/2033	980,449
2,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	2,029,226
1,240,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	1,264,286
465,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.800%, 8/1/2029	469,228
675,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	684,496
1,200,000	Nissan Motor Co., Ltd., Sr. Unsecd. Note, 144A, 4.345%, 9/17/2027	1,186,703
725,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.800%, 5/15/2030	734,585
600,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.200%, 1/11/2027	596,808
1,300,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.750%, 11/13/2028	1,299,905
	TOTAL	21,799,991
	Consumer Cyclical - Leisure—0.2%
500,000	Airbnb, Inc., Sr. Unsecd. Note, 4.650%, 3/16/2031	499,296
375,000	Airbnb, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2036	374,132
	TOTAL	873,428
	Consumer Cyclical - Retailers—2.3%
1,575,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	1,478,143
1,000,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	944,052
415,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	413,259
Annual Financial Statements and Additional Information
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$1,310,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	$ 1,301,349
580,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	567,633
850,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	841,491
550,000	AutoZone, Inc., Sr. Unsecd. Note, 5.200%, 8/1/2033	557,683
760,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	739,012
1,080,000	Home Depot, Inc., Sr. Unsecd. Note, 3.950%, 9/15/2030	1,066,804
1,000,000	Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	1,015,683
1,000,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	875,116
665,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	587,587
265,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	267,486
	TOTAL	10,655,298
	Consumer Cyclical - Services—1.8%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	181,815
1,665,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	1,646,961
1,270,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	1,263,189
995,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.250%, 3/13/2031	985,530
815,000	Booking Holdings, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2028	804,089
235,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	229,121
1,100,000	Expedia Group, Inc., Sr. Unsecd. Note, 5.500%, 4/15/2036	1,077,280
185,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	169,883
1,800,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	1,786,684
	TOTAL	8,144,552
	Consumer Non-Cyclical - Food/Beverage—4.3%
1,650,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	1,666,798
845,000	Campbells Co./The, Sr. Unsecd. Note, 4.550%, 3/21/2031	820,259
1,195,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	1,120,423
1,325,000	Constellation Brands, Inc., Sr. Unsecd. Note, 2.875%, 5/1/2030	1,241,805
590,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	565,510
1,085,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.600%, 2/15/2028	1,069,873
355,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	353,493
1,000,000	Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	964,198
1,080,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 2.250%, 3/15/2031	957,876
1,105,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.430%, 6/15/2027	1,092,978
810,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2029	795,651
300,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.050%, 4/15/2032	284,845
405,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.750%, 4/1/2030	392,351
1,810,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	1,801,902
605,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.000%, 3/1/2032	613,897
1,625,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	1,640,064
595,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	587,739
1,620,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	1,545,256
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	264,571
730,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	669,674
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	59,779
605,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	596,341
570,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	583,884
	TOTAL	19,689,167
	Consumer Non-Cyclical - Health Care—3.5%
1,355,000	180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	1,327,367
655,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	606,438
600,000	Augusta SpinCo Corp., Sr. Unsecd. Note, 4.398%, 3/23/2029	598,187
325,000	Augusta SpinCo Corp., Sr. Unsecd. Note, 4.656%, 3/23/2031	324,366
Annual Financial Statements and Additional Information
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 500,000	Augusta SpinCo Corp., Sr. Unsecd. Note, 5.245%, 3/23/2036	$ 498,165
193,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	168,659
760,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	767,423
18,913	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	18,877
700,000	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	672,660
960,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	972,095
600,000	CVS Health Corp., Sr. Unsecd. Note, 5.450%, 9/15/2035	605,943
2,010,000	CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	2,075,288
490,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	461,286
385,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	400,990
375,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	395,797
1,310,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	1,299,348
600,000	HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	594,442
1,000,000	HCA, Inc., Sr. Unsecd. Note, 4.700%, 5/15/2031	995,530
1,000,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,013,672
1,450,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	1,483,702
613,000	Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	626,913
	TOTAL	15,907,148
	Consumer Non-Cyclical - Pharmaceuticals—3.1%
565,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	564,501
1,165,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	1,158,120
665,000	AbbVie, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2031	654,600
550,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2036	538,023
1,030,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2027	1,036,315
2,145,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	2,199,698
600,000	AstraZeneca Finance LLC, Sr. Unsecd. Note, 4.875%, 3/3/2028	608,667
650,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	647,884
1,915,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	1,901,400
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	169,266
380,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	387,664
1,000,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 5.200%, 2/22/2034	1,024,558
140,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	128,955
350,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	351,670
850,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.650%, 5/19/2030	856,447
800,000	Pfizer, Inc., Sr. Unsecd. Note, 4.500%, 11/15/2032	792,874
830,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	737,932
300,000	Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	297,989
	TOTAL	14,056,563
	Consumer Non-Cyclical - Products—0.2%
850,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	861,870
	Consumer Non-Cyclical - Tobacco—1.6%
590,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	567,328
370,000	BAT Capital Corp., Sr. Unsecd. Note, 4.625%, 3/22/2033	362,693
1,030,000	BAT Capital Corp., Sr. Unsecd. Note, 5.625%, 8/15/2035	1,062,568
515,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	538,948
445,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	510,731
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.750%, 11/1/2031	1,006,354
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	504,950
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2029	506,635
1,240,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	1,266,655
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.250%, 2/13/2034	509,658
150,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	155,587
Annual Financial Statements and Additional Information
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$ 250,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	$ 272,800
	TOTAL	7,264,907
	Energy - Independent—1.2%
165,000	APA Corp., Sr. Unsecd. Note, 6.100%, 2/15/2035	171,374
500,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	497,775
600,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	613,953
1,205,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.400%, 4/18/2034	1,229,868
300,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	321,742
1,675,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	1,676,559
1,150,000	Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	1,219,451
	TOTAL	5,730,722
	Energy - Integrated—1.1%
1,350,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.699%, 4/10/2029	1,365,932
905,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.279%, 9/19/2027	894,787
1,495,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	1,338,035
215,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.400%, 3/20/2036	214,344
1,120,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	1,078,986
	TOTAL	4,892,084
	Energy - Midstream—4.0%
260,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	242,980
600,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	602,222
500,000	Enbridge, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2031	495,308
1,005,000	Enbridge, Inc., Sr. Unsecd. Note, 5.550%, 6/20/2035	1,027,328
905,000	Enbridge, Inc., Sr. Unsecd. Note, 6.200%, 11/15/2030	958,303
505,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	488,798
160,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	162,908
200,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	204,331
930,000	Energy Transfer LP, Sr. Unsecd. Note, 5.700%, 4/1/2035	953,311
280,000	Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	290,739
425,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	421,732
1,110,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	1,108,645
1,000,000	MPLX LP, Sr. Unsecd. Note, 5.000%, 1/15/2033	995,572
395,000	National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	410,584
1,710,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,560,883
500,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 3/15/2030	510,388
830,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	825,358
490,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	490,268
440,000	ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	451,489
250,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	261,923
420,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	444,084
130,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	123,531
750,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.350%, 4/15/2031	735,422
420,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.900%, 9/15/2030	423,246
500,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.400%, 7/30/2036	497,859
700,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	741,433
375,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	390,667
480,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	476,893
1,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2036	986,015
915,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	916,599
	TOTAL	18,198,819
	Energy - Refining—0.2%
1,000,000	Valero Energy Corp., Sr. Unsecd. Note, 5.150%, 3/10/2036	984,987
Annual Financial Statements and Additional Information
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—22.6%
$1,770,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	$ 1,841,110
930,000	American Express Co., Sr. Unsecd. Note, 4.918%, 7/20/2033	932,453
1,000,000	American Express Co., Sr. Unsecd. Note, 5.389%, 7/28/2027	1,002,541
1,000,000	American Express Co., Sub., 5.625%, 7/28/2034	1,022,559
155,000	Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	158,873
2,825,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,613,602
2,170,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	2,136,042
1,520,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	1,553,416
1,755,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	1,660,015
2,255,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,246,506
810,000	Bank of America Corp., Sub. Note, 5.489%, 4/23/2037	805,639
970,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	957,192
650,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.540%, 4/23/2032	647,655
1,000,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	997,838
1,170,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 6.317%, 10/25/2029	1,222,550
1,000,000	Capital One Financial Co., Sr. Unsecd. Note, 4.493%, 9/11/2031	984,162
535,000	Capital One Financial Co., Sr. Unsecd. Note, 4.722%, 1/30/2032	528,762
400,000	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	411,618
1,485,000	Citigroup, Inc., 4.125%, 7/25/2028	1,473,648
2,500,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,300,210
2,010,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	1,822,172
1,325,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,319,168
845,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 9/11/2036	837,506
420,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	431,373
835,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	870,190
790,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	727,010
500,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.253%, 3/5/2031	506,465
1,025,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	1,054,976
740,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	796,169
1,000,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	1,031,459
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	491,769
600,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.337%, 4/25/2033	579,430
750,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	752,960
700,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.141%, 1/29/2037	683,836
1,525,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	1,565,416
1,500,000	FNB Corp. (PA), 5.722%, 12/11/2030	1,516,763
850,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	748,056
1,950,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	1,766,079
2,080,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	2,062,828
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.369%, 10/21/2031	981,239
1,500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.330%, 7/23/2035	1,506,116
700,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.536%, 1/28/2036	711,747
1,000,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.623%, 1/28/2032	988,708
330,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	341,545
725,000	Huntington National Bank, Sr. Unsecd. Note, 5.650%, 1/10/2030	749,946
2,035,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	1,811,615
1,570,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.739%, 10/15/2030	1,479,015
785,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	712,871
350,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.586%, 4/26/2033	345,585
360,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.012%, 1/23/2030	364,344
800,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.103%, 4/22/2031	815,203
1,195,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.294%, 7/22/2035	1,208,623
Annual Financial Statements and Additional Information
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.299%, 7/24/2029	$ 1,525,209
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.502%, 1/24/2036	512,196
1,120,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.572%, 4/22/2036	1,152,556
385,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.581%, 4/22/2030	395,863
460,000		KeyCorp, Sr. Unsecd. Note, 5.305%, 1/28/2037	451,985
1,200,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	1,276,348
800,000		KeyCorp, Sr. Unsecd. Note, Series GMTN, 5.121%, 4/4/2031	808,495
800,000		KeyCorp, Sr. Unsecd. Note, Series MTN, 4.789%, 6/1/2033	784,764
635,000		M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	635,368
675,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	670,391
500,000		M&T Bank Corp., Sr. Unsecd. Note, 5.179%, 7/8/2031	506,568
520,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	554,309
500,000		M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	498,424
850,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	855,176
800,000		Morgan Stanley Private Bank NA, Sr. Unsecd. Note, 4.734%, 7/18/2031	799,091
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.708%, 3/12/2032	992,504
1,325,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	1,338,655
1,720,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	1,753,158
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.664%, 4/17/2036	1,027,731
1,825,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	1,606,195
1,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.622%, 4/1/2031	1,345,914
300,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	297,227
1,855,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	1,861,534
1,500,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.373%, 7/21/2036	1,508,104
585,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	599,185
315,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	324,788
38,690	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	0
1,100,000		Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	1,105,529
1,000,000		State Street Corp., Sr. Unsecd. Note, 5.159%, 5/18/2034	1,016,075
700,000		State Street Corp., Sub., 6.123%, 11/21/2034	739,901
1,550,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,561,818
950,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	975,000
415,000		Truist Financial Corp., Sr. Unsecd. Note, 4.597%, 1/27/2032	411,016
725,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	697,410
810,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.071%, 5/20/2031	820,297
2,090,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,089,497
375,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	397,908
1,240,000		U.S. Bancorp, Sr. Unsecd. Note, 4.653%, 2/1/2029	1,245,065
755,000		U.S. Bancorp, Sr. Unsecd. Note, 5.083%, 5/15/2031	766,826
465,000		U.S. Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	475,600
270,000		U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	277,117
395,000		U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	412,667
540,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	476,487
425,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	418,448
800,000		Wells Fargo & Co., Sr. Unsecd. Note, 4.892%, 9/15/2036	779,625
465,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	474,310
1,030,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.557%, 7/25/2034	1,058,546
1,250,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	1,277,693
465,000		Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	504,054
1,295,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	1,267,459
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,391,910
Annual Financial Statements and Additional Information
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$2,125,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	$ 2,107,182
	TOTAL	103,905,751
	Financial Institution - Broker/Asset Mgr/Exchange—1.3%
465,000	Charles Schwab Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	462,084
800,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	866,111
1,600,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.625%, 10/15/2031	1,399,342
1,000,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.125%, 4/28/2031	986,332
1,065,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	1,088,335
250,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.500%, 1/20/2043	248,413
840,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.900%, 9/11/2035	820,374
	TOTAL	5,870,991
	Financial Institution - Finance Companies—1.7%
800,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Sub. Secd. Note, 4.750%, 1/15/2033	782,465
365,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	351,811
1,080,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	987,414
725,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	726,401
400,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	399,695
725,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	716,778
800,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	808,752
140,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	142,700
1,000,000	Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	999,707
945,000	Aircastle Ltd., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2031	938,900
1,000,000	Takeoff Merger Sub., Inc., Sr. Unsecd. Note, 144A, 4.850%, 3/24/2031	991,448
	TOTAL	7,846,071
	Financial Institution - Insurance - Health—1.4%
905,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	854,831
1,510,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.101%, 3/1/2028	1,502,795
1,040,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.600%, 9/15/2032	1,024,506
810,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.150%, 6/15/2029	824,926
1,005,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2035	1,006,367
1,000,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.900%, 4/15/2031	1,015,909
	TOTAL	6,229,334
	Financial Institution - Insurance - Life—1.8%
465,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	457,745
1,300,000	CoreBridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	1,338,946
930,000	CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	944,169
1,070,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	1,102,546
205,000	Lincoln Financial Global Funding, Sr. Secd. Note, 144A, 4.200%, 1/12/2029	202,825
1,675,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	1,574,689
700,000	Lincoln National Corp., Sr. Unsecd. Note, 5.852%, 3/15/2034	715,235
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	191,247
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	363,664
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	344,143
1,000,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2033	1,023,032
	TOTAL	8,258,241
	Financial Institution - Insurance - P&C—0.6%
1,000,000	Aon North America, Inc., Sr. Unsecd. Note, 5.300%, 3/1/2031	1,024,042
240,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	237,095
820,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	824,513
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	517,307
	TOTAL	2,602,957
Annual Financial Statements and Additional Information
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—1.1%
$ 800,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, 4.350%, 12/1/2030	$ 793,814
970,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	962,689
600,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	561,382
1,000,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 4.650%, 1/15/2033	984,334
475,000	Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	416,597
800,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	685,946
800,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	679,460
	TOTAL	5,084,222
	Financial Institution - REIT - Healthcare—0.9%
800,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	699,237
190,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	179,123
1,000,000	Healthpeak Op LLC, Sr. Unsecd. Note, 4.750%, 1/15/2033	982,088
600,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	601,898
1,020,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	940,242
930,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	886,328
	TOTAL	4,288,916
	Financial Institution - REIT - Office—1.3%
1,455,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	1,172,725
1,080,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,070,510
760,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	754,087
1,100,000	Boston Properties LP, Sr. Unsecd. Note, 2.550%, 4/1/2032	954,495
500,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	462,634
700,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	596,703
750,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	817,371
	TOTAL	5,828,525
	Financial Institution - REIT - Other—1.0%
310,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 4.250%, 12/15/2028	307,050
1,005,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	1,026,257
280,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	280,508
1,300,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	1,165,146
365,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	357,147
500,000	WP Carey, Inc., Sr. Unsecd. Note, 4.650%, 7/15/2030	499,172
810,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	817,749
	TOTAL	4,453,029
	Financial Institution - REIT - Retail—1.5%
260,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	249,255
280,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	260,907
700,000	Kimco Realty Corp., Sr. Unsecd. Note, 4.600%, 2/1/2033	692,094
1,005,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	1,092,682
580,000	Phillips Edison Grocery Center Operating Partnership I, LP, Sr. Unsecd. Note, 4.750%, 3/15/2033	568,983
760,000	Regency Centers LP, Sr. Unsecd. Note, 3.600%, 2/1/2027	756,824
1,705,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	1,654,077
1,000,000	Regency Centers LP, Sr. Unsecd. Note, 4.500%, 3/15/2033	975,129
500,000	Regency Centers LP, Sr. Unsecd. Note, 5.250%, 1/15/2034	507,017
	TOTAL	6,756,968
	Sovereign—0.1%
600,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	616,945
	Technology—9.2%
1,005,000	Accenture Capital, Inc., Sr. Unsecd. Note, 4.050%, 10/4/2029	997,482
1,000,000	Alphabet, Inc., Sr. Unsecd. Note, 4.400%, 2/15/2033	985,066
605,000	Alphabet, Inc., Sr. Unsecd. Note, 4.700%, 11/15/2035	594,223
1,350,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	1,332,261
Annual Financial Statements and Additional Information
10

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 570,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	$ 573,478
1,000,000	Broadcom, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2036	990,552
1,400,000	Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	1,433,626
1,205,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	1,235,902
585,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	579,374
260,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	257,462
1,120,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	1,138,002
1,205,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	1,212,409
114,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	114,413
670,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.800%, 3/10/2031	666,562
500,000	Fiserv, Inc., Sr. Secd. Note, 5.250%, 8/11/2035	488,090
465,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	425,511
1,310,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	1,326,990
1,230,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	1,247,784
620,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	610,356
295,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	270,385
665,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	585,361
800,000	Global Payments, Inc., Sr. Unsecd. Note, 5.200%, 11/15/2032	781,971
1,100,000	Global Payments, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2033	1,075,767
270,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	260,566
1,100,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.400%, 10/15/2030	1,081,780
610,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.850%, 10/15/2031	606,672
600,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	586,529
385,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.250%, 4/1/2033	386,346
930,000	Intel Corp., Sr. Unsecd. Note, 5.000%, 2/21/2031	939,699
1,100,000	Intel Corp., Sr. Unsecd. Note, 5.000%, 8/15/2033	1,096,034
665,000	Intel Corp., Sr. Unsecd. Note, 5.300%, 5/15/2036	662,463
325,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	309,601
785,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	780,619
600,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	603,237
500,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	496,655
550,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	557,259
390,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	394,184
1,780,000	Oracle Corp., Sr. Unsecd. Note, 5.700%, 2/4/2036	1,710,317
2,120,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	2,184,831
800,000	Oracle Corp., Sr. Unsecd. Note, 6.700%, 2/4/2056	737,872
2,310,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	2,069,395
860,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2032	852,639
600,000	Roper Technologies, Inc., Sr. Unsecd. Note, 5.100%, 9/15/2035	582,806
835,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	762,868
800,000	Salesforce, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2028	800,939
700,000	Salesforce, Inc., Sr. Unsecd. Note, 4.650%, 3/15/2029	701,483
595,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	624,992
1,445,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	1,302,498
800,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	793,193
500,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.450%, 3/15/2031	493,527
800,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.125%, 3/15/2036	782,323
	TOTAL	42,084,354
	Transportation - Railroads—0.3%
380,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	374,922
280,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	250,026
Annual Financial Statements and Additional Information
11

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—continued
$ 600,000		Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	$ 591,732
		TOTAL	1,216,680
		Transportation - Services—2.3%
1,000,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.700%, 4/30/2031	997,973
1,130,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,146,230
1,575,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	1,635,386
615,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	549,453
285,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.550%, 1/15/2031	282,098
1,005,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	1,020,301
1,080,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 2/1/2030	1,095,471
1,355,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	1,377,187
475,000		Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	480,446
910,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 4.300%, 6/15/2027	910,432
455,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	462,585
825,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	843,464
		TOTAL	10,801,026
		Utility - Electric—5.2%
690,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.950%, 6/1/2028	683,838
500,000		Alabama Power Co., Sr. Unsecd. Note, Series 20-A, 1.450%, 9/15/2030	440,994
2,050,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	1,887,210
325,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	337,102
970,000		Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	967,897
1,740,000		Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	1,605,422
500,000		Duke Energy Corp., Sr. Unsecd. Note, 4.500%, 8/15/2032	493,052
560,000		EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	533,981
535,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	547,087
1,260,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.125%, 7/12/2028	1,198,865
700,000		EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	710,682
1,005,000		EverSource Energy, Sr. Unsecd. Note, 5.950%, 2/1/2029	1,039,519
1,860,000		Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	1,822,524
1,620,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	1,658,638
1,120,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	1,124,719
1,005,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.900%, 2/28/2028	1,013,659
1,960,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	1,993,075
540,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2030	549,727
595,000		NiSource, Inc., Sr. Unsecd. Note, 3.600%, 5/1/2030	574,527
565,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	570,906
230,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	219,878
1,285,000		Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	1,245,372
135,000	[2]	Southern Power Co., Sr. Unsecd. Note, Series A, 4.250%, 10/1/2030	133,437
540,000		Southern Power Co., Sr. Unsecd. Note, Series B, 4.900%, 10/1/2035	523,258
465,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	412,075
245,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	231,535
535,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 4.750%, 1/15/2028	538,135
855,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	864,003
		TOTAL	23,921,117
		Utility - Natural Gas Distributor—0.2%
755,000		Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	758,195
		TOTAL CORPORATE BONDS (IDENTIFIED COST $440,111,099)	442,313,781
		U.S. TREASURIES—0.9%
		U.S. Treasury Notes—0.9%
2,800,000		United States Treasury Note, 3.875%, 4/30/2030	2,789,500
Annual Financial Statements and Additional Information
12

Principal Amount or Shares		Value
	U.S. TREASURIES—continued
	U.S. Treasury Notes—continued
$1,500,000	United States Treasury Note, 4.625%, 2/15/2035	$ 1,531,678
	TOTAL U.S. TREASURIES (IDENTIFIED COST $4,330,745)	4,321,178
	INVESTMENT COMPANY—1.9%
8,501,265	Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[3] (IDENTIFIED COST $8,501,265)	8,501,265
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $452,943,109)[4]	455,136,224
	OTHER ASSETS AND LIABILITIES - NET—0.9%[5]	4,051,714
	NET ASSETS—100%	$459,187,938
At April 30, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Long Futures	77	$8,515,719	June 2026	$(66,624)
United States Treasury Notes 10-Year Ultra Long Futures	103	$11,624,516	June 2026	$(154,604)
Short Futures:
United States Treasury Long Bond	5	$564,219	June 2026	$7,310
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(213,918)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 4/30/2025	$19,474,905
Purchases at Cost	$110,365,033
Proceeds from Sales	$(121,338,673)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2026	$8,501,265
Shares Held as of 4/30/2026	8,501,265
Dividend Income	$253,985

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2026, these restricted securities amounted to $133,437, which represented 0.0% of total net assets.

3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $452,983,133.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information
13

The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$442,313,781	$0	$442,313,781
U.S. Treasuries	—	4,321,178	—	4,321,178
Investment Company	8,501,265	—	—	8,501,265
TOTAL SECURITIES	$8,501,265	$446,634,959	$0	$455,136,224
Other Financial Instruments:[1]
Assets	$7,310	$—	$—	$7,310
Liabilities	(221,228)	—	—	(221,228)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(213,918)	$—	$—	$(213,918)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$8.58	$8.29	$8.47	$8.60	$9.60
Income From Investment Operations:
Net investment income (loss)[1]	0.36	0.35	0.33	0.25	0.18
Net realized and unrealized gain (loss)	0.04	0.30	(0.18)	(0.15)	(0.90)
Total From Investment Operations	0.40	0.65	0.15	0.10	(0.72)
Less Distributions:
Distributions from net investment income	(0.37)	(0.36)	(0.33)	(0.23)	(0.18)
Distributions from net realized gain	—	—	—	(0.00)[2]	(0.10)
Total Distributions	(0.37)	(0.36)	(0.33)	(0.23)	(0.28)
Net Asset Value, End of Period	$8.61	$8.58	$8.29	$8.47	$8.60
Total Return[3]	4.66%	7.91%	1.88%	1.22%	(7.68)%
Ratios to Average Net Assets:
Net expenses[4]	0.51%	0.51%	0.54%	0.57%	0.57%
Net investment income	4.20%	4.15%	3.96%	2.95%	1.93%
Expense waiver/reimbursement[5]	0.20%	0.27%	0.27%	0.24%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$205,190	$233,613	$361,926	$229,337	$122,743
Portfolio turnover[6]	27%	17%	18%	28%	23%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$8.59	$8.29	$8.47	$8.60	$9.60
Income From Investment Operations:
Net investment income (loss)[1]	0.34	0.33	0.31	0.22	0.16
Net realized and unrealized gain (loss)	0.02	0.31	(0.18)	(0.14)	(0.90)
Total From Investment Operations	0.36	0.64	0.13	0.08	(0.74)
Less Distributions:
Distributions from net investment income	(0.34)	(0.34)	(0.31)	(0.21)	(0.16)
Distributions from net realized gain	—	—	—	(0.00)[2]	(0.10)
Total Distributions	(0.34)	(0.34)	(0.31)	(0.21)	(0.26)
Net Asset Value, End of Period	$8.61	$8.59	$8.29	$8.47	$8.60
Total Return[3]	4.28%	7.76%	1.62%	0.97%	(7.91)%
Ratios to Average Net Assets:
Net expenses[4]	0.76%	0.76%	0.80%	0.82%	0.82%
Net investment income	3.95%	3.90%	3.67%	2.57%	1.69%
Expense waiver/reimbursement[5]	0.42%	0.46%	0.48%	0.48%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,154	$1,938	$13,170	$15,137	$15,999
Portfolio turnover[6]	27%	17%	18%	28%	23%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 4/30/2026	Period Ended 4/30/2025[1]
Net Asset Value, Beginning of Period	$8.59	$8.41
Income From Investment Operations:
Net investment income (loss)[2]	0.37	0.30
Net realized and unrealized gain (loss)	0.03	0.18
Total From Investment Operations	0.40	0.48
Less Distributions:
Distributions from net investment income	(0.37)	(0.30)
Net Asset Value, End of Period	$8.62	$8.59
Total Return[3]	4.72%	5.80%
Ratios to Average Net Assets:
Net expenses[4]	0.45%	0.45%[5]
Net investment income	4.27%	4.23%[5]
Expense waiver/reimbursement[6]	0.16%	0.17%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$252,844	$185,173
Portfolio turnover[7]	27%	17%[8]

1	Reflects operations for the period from July 1, 2024 (commencement of operations) to April 30, 2025.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2025.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
17

Statement of Assets and Liabilities
April 30, 2026

Assets:
Investment in securities, at value including $8,501,265 of investments in affiliated holdings* (identified cost $452,943,109, including $8,501,265 of identified cost in affiliated holdings)	$455,136,224
Cash	1,099,450
Due from broker (Note 2)	395,000
Income receivable	4,733,633
Income receivable from affiliated holdings	29,004
Receivable for shares sold	180,068
Receivable for variation margin on futures contracts	41,450
Total Assets	461,614,829
Liabilities:
Payable for investments purchased	1,099,285
Payable for shares redeemed	360,020
Income distribution payable	847,728
Payable for investment adviser fee (Note 5)	3,558
Payable for administrative fee (Note 5)	969
Payable for other service fees (Notes 2 and 5)	593
Accrued expenses (Note 5)	114,738
Total Liabilities	2,426,891
Net assets for 53,296,811 shares outstanding	$459,187,938
Net Assets Consist of:
Paid-in capital	$459,800,015
Total distributable earnings (loss)	(612,077)
Net Assets	$459,187,938
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($205,190,317 ÷ 23,825,265 shares outstanding), no par value, unlimited shares authorized	$8.61
Service Shares:
Net asset value per share ($1,154,060 ÷ 133,977 shares outstanding), no par value, unlimited shares authorized	$8.61
Class R6 Shares:
Net asset value per share ($252,843,561 ÷ 29,337,569 shares outstanding), no par value, unlimited shares authorized	$8.62

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
18

Statement of Operations
Year Ended April 30, 2026

Investment Income:
Interest	$19,622,110
Dividends received from affiliated holdings*	253,985
TOTAL INCOME	19,876,095
Expenses:
Investment adviser fee (Note 5)	1,852,738
Administrative fee (Note 5)	336,700
Custodian fees	31,321
Transfer agent fees (Note 2)	221,389
Directors’/Trustees’ fees (Note 5)	3,714
Auditing fees	35,038
Legal fees	12,320
Portfolio accounting fees	148,253
Distribution services fee (Note 5)	3,446
Other service fees (Notes 2 and 5)	31,866
Share registration costs	59,565
Printing and postage	37,340
Miscellaneous (Note 5)	30,100
TOTAL EXPENSES	2,803,790
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(666,884)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(94,253)
TOTAL WAIVERS AND REIMBURSEMENTS	(761,137)
Net expenses	2,042,653
Net investment income	17,833,442
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments	334,862
Net realized gain on futures contracts	145,938
Net change in unrealized appreciation of investments	728,279
Net change in unrealized appreciation of futures contracts	(482,734)
Net realized and unrealized gain (loss) on investments and futures contracts	726,345
Change in net assets resulting from operations	$18,559,787

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
19

Statement of Changes in Net Assets

Year Ended April 30	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,833,442	$16,870,824
Net realized gain (loss)	480,800	338,032
Net change in unrealized appreciation/depreciation	245,545	13,295,065
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,559,787	30,503,921
Distributions to Shareholders:
Institutional Shares	(8,629,936)	(11,379,348)
Service Shares	(54,777)	(170,689)
Class R6 Shares	(9,194,578)	(5,443,098)[1]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,879,291)	(16,993,135)
Share Transactions:
Proceeds from sale of shares	146,922,403	288,672,588
Net asset value of shares issued to shareholders in payment of distributions declared	8,966,692	8,371,806
Cost of shares redeemed	(118,105,270)	(264,927,554)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	37,783,825	32,116,840
Change in net assets	38,464,321	45,627,626
Net Assets:
Beginning of period	420,723,617	375,095,991
End of period	$459,187,938	$420,723,617

1	Reflects operations for the period from July 1, 2024 (commencement of operations) to April 30, 2025.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
20

Notes to Financial Statements
April 30, 2026
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
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The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $761,137 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended April 30, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$202,346	$(62,224)
Service Shares	1,107	(158)
Class R6 Shares	17,936	—
TOTAL	$221,389	$(62,382)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
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For the year ended April 30, 2026, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$28,425	$(28,425)
Service Shares	3,441	—
TOTAL	$31,866	$(28,425)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2026, tax years 2023 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $12,237,946 and $43,401, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at April 30, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Southern Power Co., Sr. Unsecd. Note, Series A, 4.250%, 10/1/2030	9/16/2025	$134,744	$133,437
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23

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(213,918)*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$145,938

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(482,734)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 4/30/2026		Year Ended 4/30/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,650,584	$49,114,691	10,588,035	$90,110,984
Shares issued to shareholders in payment of distributions declared	932,319	8,087,488	962,628	8,217,444
Shares redeemed	(9,978,044)	(86,383,860)	(27,983,723)	(240,042,976)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,395,141)	$(29,181,681)	(16,433,060)	$(141,714,548)
	Year Ended 4/30/2026		Year Ended 4/30/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,983	$68,831	28,362	$239,779
Shares issued to shareholders in payment of distributions declared	6,025	52,264	18,104	153,344
Shares redeemed	(105,731)	(913,641)	(1,409,015)	(11,989,082)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(91,723)	$(792,546)	(1,362,549)	$(11,595,959)
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	Year Ended 4/30/2026		Year Ended 4/30/2025[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	11,222,831	$97,738,881	23,069,068	$198,321,825
Shares issued to shareholders in payment of distributions declared	94,976	826,940	119	1,018
Shares redeemed	(3,541,286)	(30,807,769)	(1,508,139)	(12,895,496)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	7,776,521	$67,758,052	21,561,048	$185,427,347
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,289,657	$37,783,825	3,765,439	$32,116,840

1	Reflects operations for the period from July 1, 2024 (commencement of operations) to April 30, 2025.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2026 and 2025, was as follows:
	2026	2025
Ordinary income	$17,879,291	$16,993,135
As of April 30, 2026, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(150,760)
Net unrealized appreciation	$2,153,091
Capital loss carryforwards and deferrals	$(2,614,408)
TOTAL	$(612,077)
At April 30, 2026, the cost of investments for federal tax purposes was $452,983,133. The net unrealized appreciation of investments for federal tax purposes was $2,153,091. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $4,932,583 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,779,492. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for deferral of losses on wash sales and mark-to-market on futures contracts.
As of April 30, 2026, the Fund had a capital loss carryforward of $2,614,408 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$230,144	$2,384,264	$2,614,408
The Fund used capital loss carryforwards of $169,941 to offset capital gains realized during the year ended April 30, 2026.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.44% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended April 30, 2026, the Adviser voluntarily waived $662,142 of its fee and voluntarily reimbursed $62,382 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2026, the Adviser reimbursed $4,742.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Annual Financial Statements and Additional Information
25

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2026, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2026, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$3,446	$(3,446)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended April 30, 2026, FSSC received $856 and reimbursed $28,425 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2026, total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.52%, 0.77% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to July 1, 2026, the Fee Limit for the Fund’s Institutional Shares, Service Shares and Class R6 Shares was 0.51%, 0.76% and 0.45%, respectively. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6.  CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2026, were as follows:
Purchases	$141,778,936
Sales	$100,181,005
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2026, the Fund had no outstanding loans. During the year ended April 30, 2026, the Fund did not utilize the LOC.
Annual Financial Statements and Additional Information
26

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2026, there were no outstanding loans. During the year ended April 30, 2026, the program was not utilized.
10. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended April 30, 2026, 99.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
Annual Financial Statements and Additional Information
27

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES INTERMEDIATE CORPORATE BOND FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2026, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust) at April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
June 23, 2026
Annual Financial Statements and Additional Information
28

Evaluation and Approval of Advisory Contract–May 2025
FEDERATED HERMES INTERMEDIATE CORPORATE BOND FUND (THE “FUND”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
29

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
30

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information
31

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund by 6 basis points, such reduction to be effective July 1, 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Annual Financial Statements and Additional Information
32

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
33

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Intermediate Corporate Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
CUSIP 31420C472
G00715-02 (6/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
April 30, 2026

Share Class | Ticker	A | FTIAX	Institutional | FSTYX	Service | FSTIX	R6 | FSILX

Federated Hermes Short-Term Income Fund

A Portfolio of Federated Hermes Income Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2026
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—41.7%
	Auto Receivables—28.7%
$ 2,143,000	Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$ 2,168,181
1,500,000	Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	1,519,736
5,102,500	Ally Auto Receivables Trust 2023-A, Class D, 7.330%, 1/17/2034	5,145,694
1,575,000	Ally Auto Receivables Trust 2024-1, Class C, 5.410%, 11/15/2029	1,593,952
2,000,000	Ally Auto Receivables Trust 2024-1, Class D, 5.800%, 2/16/2032	2,031,351
874,293	Ally Bank Auto Credit-Linked N 2024-B, Class D, 5.410%, 9/15/2032	878,500
1,165,724	Ally Bank Auto Credit-Linked N 2024-B, Class E, 6.678%, 9/15/2032	1,173,036
393,800	Ally Bank Auto Credit-Linked Notes 2024-A, Class C, 6.022%, 5/17/2032	399,627
393,800	Ally Bank Auto Credit-Linked Notes 2024-A, Class D, 6.315%, 5/17/2032	398,639
1,059,852	Ally Bank Auto Credit-Linked Notes 2025-A, Class D, 4.991%, 6/15/2033	1,061,057
4,769,336	Ally Bank Auto Credit-Linked Notes 2025-A, Class E, 6.066%, 6/15/2033	4,781,477
2,148,911	Ally Bank Auto Credit-Linked Notes 2025-B, Class D, 4.942%, 9/15/2033	2,145,433
1,750,964	Ally Bank Auto Credit-Linked Notes 2025-B, Class E, 6.164%, 9/15/2033	1,749,960
3,024,311	AmeriCredit Automobile Receivables Trust 2022-2, Class C, 5.320%, 4/18/2028	3,033,815
5,500,000	AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	5,608,185
6,000,000	AmeriCredit Automobile Receivables Trust 2025-1, Class B, 4.210%, 10/18/2030	5,952,528
824,527	ARI Fleet Lease Trust 2024-A, Class A2, 5.300%, 11/15/2032	827,695
1,625,000	ARI Fleet Lease Trust 2024-A, Class C, 5.380%, 11/15/2032	1,642,696
2,750,000	ARI Fleet Lease Trust 2024-B, Class B, 5.390%, 4/15/2033	2,787,290
2,990,000	ARI Fleet Lease Trust 2024-B, Class C, 5.550%, 4/15/2033	3,026,882
1,200,000	ARI Fleet Lease Trust 2025-A, Class B, 4.700%, 1/17/2034	1,201,990
1,050,000	ARI Fleet Lease Trust 2025-A, Class C, 4.900%, 1/17/2034	1,052,984
475,000	ARI Fleet Lease Trust 2026 A, Class B, 4.380%, 11/15/2034	468,843
550,000	ARI Fleet Lease Trust 2026 A, Class C, 4.610%, 11/15/2034	542,651
2,760,000	BMW Vehicle Lease Trust 2024-2, Class A4, 4.210%, 2/25/2028	2,763,201
1,850,000	Bof Ursa Funding 2024-SN1A, Class C, 5.830%, 12/15/2028	1,865,059
2,350,000	Bof Ursa Funding 2024-SN1A, Class D, 6.360%, 7/16/2029	2,384,333
2,000,000	CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	2,020,784
1,000,000	CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	1,013,984
1,000,000	CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	1,015,654
4,000,000	CarMax Auto Owner Trust 2024-2, Class D, 6.420%, 10/15/2030	4,095,181
3,500,000	CarMax Auto Owner Trust 2024-4, Class A3, 4.600%, 10/15/2029	3,517,804
1,000,000	CarMax Auto Owner Trust 2024-4, Class D, 5.360%, 8/15/2031	1,012,507
1,420,000	CarMax Auto Owner Trust 2025-1, Class B, 5.110%, 9/16/2030	1,438,894
1,530,000	CarMax Auto Owner Trust 2025-1, Class C, 5.260%, 10/15/2030	1,554,854
1,585,000	CarMax Auto Owner Trust 2025-1, Class D, 5.600%, 7/15/2031	1,590,192
1,000,000	CarMax Auto Owner Trust 2025-3, Class C, 4.880%, 4/15/2031	1,009,338
1,050,000	CarMax Auto Owner Trust 2025-3, Class D, 5.220%, 5/17/2032	1,054,156
1,280,000	CarMax Auto Owner Trust 2026-1, Class B, 4.300%, 3/15/2032	1,276,319
1,000,000	CarMax Auto Owner Trust 2026-1, Class D, 4.930%, 1/18/2033	988,378
1,000,000	CarMax Auto Owner Trust 2026-C, Class C, 4.540%, 3/15/2032	998,010
959,817	Chase Auto Credit Linked Notes 2025-1, Class C, 4.851%, 2/25/2033	961,868
723,499	Chase Auto Credit Linked Notes 2025-1, Class D, 5.047%, 2/25/2033	725,552
7,000,000	Chase Auto Owner Trust 2024-2A, Class D, 6.150%, 8/25/2031	7,111,075
3,560,000	Chase Auto Owner Trust 2024-4A, Class D, 5.790%, 11/25/2031	3,573,536
2,850,000	Chase Auto Owner Trust 2024-5A, Class D, 4.970%, 1/26/2032	2,832,334
1,000,000	Chase Auto Owner Trust 2025-2A, Class C, 4.530%, 4/25/2031	991,739
2,000,000	Chase Auto Owner Trust 2025-2A, Class D, 5.030%, 2/25/2033	1,984,157
1,250,000	Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	1,252,860
1,000,000	Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	1,000,848
2,000,000	Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	2,001,059
1,350,000	Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	1,362,689
2,000,000	Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	2,019,645
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 1,000,000	Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	$ 1,002,586
1,300,000	Chesapeake Funding II LLC 2024-1A, Class C, 5.600%, 5/15/2036	1,308,873
7,000,000	Drive Auto Receivables Trust 2024-1, Class C, 5.430%, 11/17/2031	7,095,230
5,000,000	Drive Auto Receivables Trust 2024-2, Class D, 4.940%, 5/17/2032	5,050,229
3,500,000	Drive Auto Receivables Trust 2025-1, Class D, 5.410%, 9/15/2032	3,517,612
5,500,000	Drive Auto Receivables Trust 2025-2, Class D, 4.900%, 12/15/2032	5,489,033
1,527	Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	1,528
4,500,000	Enterprise Fleet Financing LLC 2023-2, Class A3, 5.500%, 4/22/2030	4,548,304
2,497,363	Enterprise Fleet Financing LLC 2023-3, Class A2, 6.400%, 3/20/2030	2,518,265
5,650,000	Enterprise Fleet Financing LLC 2024-1, Class A3, 5.160%, 9/20/2030	5,716,517
3,750,000	Enterprise Fleet Financing LLC 2024-2, Class A4, 5.690%, 12/20/2030	3,831,598
3,250,000	Enterprise Fleet Financing LLC 2024-3, Class A4, 5.060%, 3/20/2031	3,289,006
1,010,781	Enterprise Fleet Financing LLC 2024-4, Class A2, 4.690%, 7/20/2027	1,012,872
6,255,000	Enterprise Fleet Financing LLC 2026-1, Class A4, 4.290%, 9/20/2032	6,237,819
5,000,000	Ford Credit Auto Owner Trust 2022-C, Class B, 5.030%, 2/15/2028	5,004,942
2,500,000	Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,502,627
5,000,000	Ford Credit Auto Owner Trust 2023-A, Class C, 5.510%, 9/15/2030	5,043,199
3,250,000	Ford Credit Auto Owner Trust 2024-D, Class B, 4.880%, 9/15/2030	3,278,994
6,000,000	Ford Credit Auto Owner Trust 2025-C, Class B, 4.220%, 1/15/2032	5,954,042
6,000,000	Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class C, 5.580%, 8/15/2035	6,095,619
2,500,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	2,577,519
8,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class B, 5.310%, 5/15/2028	8,503,731
7,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	7,505,145
8,700,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	8,706,462
5,755,000	Ford Credit Floorplan Master Owner Trust 2024-4, Class B, 4.610%, 9/15/2031	5,657,414
1,000,000	GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	1,006,200
2,800,000	GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	2,810,702
8,000,000	General Motors 2024-4A, Class B, 4.980%, 11/15/2029	8,052,536
4,000,000	GM Financial Automobile Leasing Trust 2024-3, Class B, 4.490%, 10/20/2028	4,012,861
4,000,000	GM Financial Automobile Leasing Trust 2025-2, Class C, 5.040%, 10/22/2029	4,028,112
5,000,000	GM Financial Revolving Receivables 2023-1, Class C, 5.900%, 4/11/2035	5,104,876
3,000,000	GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,033,830
3,250,000	GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	3,289,468
1,250,000	GM Financial Securitized Term 2024-1, Class B, 5.160%, 8/16/2029	1,265,183
2,750,000	GM Financial Securitized Term 2025-2, Class C, 4.910%, 10/18/2032	2,765,639
3,750,000	GM Financial Securitized Term Auto Receivables Trust 2022-3, Class C, 5.210%, 12/18/2028	3,772,327
800,000	GreenState Auto Receivables Trust 2024-1A, Class B, 5.420%, 1/15/2030	810,251
1,000,000	GreenState Auto Receivables Trust 2024-1A, Class C, 5.770%, 2/15/2030	1,008,578
866,000	GreenState Auto Receivables Trust 2024-1A, Class SUB, 6.500%, 6/15/2032	873,339
7,487,759	Huntington National Bank, Class B1, 4.503%, 2/20/2034	7,464,988
5,000,000	Hyundai Auto Lease Securitization Trust 2024-A, Class A, 5.350%, 5/15/2028	5,009,467
4,900,000	Hyundai Auto Lease Securitization Trust 2024-A, Class B, 5.560%, 8/15/2028	4,928,407
4,000,000	Hyundai Auto Lease Securitization Trust 2024-C, Class B, 4.970%, 2/15/2029	4,026,449
1,945,000	Hyundai Auto Lease Securitization Trust 2025-A, Class B, 5.150%, 6/15/2029	1,959,279
4,250,000	Hyundai Auto Lease Securitization Trust 2025-B, Class B, 4.940%, 8/15/2029	4,274,678
3,000,000	Hyundai Auto Receivables Trust 2024-A, Class C, 5.270%, 7/15/2031	3,043,984
5,000,000	Hyundai Auto Receivables Trust 2024-C, Class C, 4.860%, 2/17/2032	5,039,177
4,000,000	Hyundai Auto Receivables Trust 2025-C, Class C, 4.370%, 1/18/2033	3,978,056
5,000,000	Hyundai Auto Receivables Trust 2026-A, Class C, 4.310%, 6/15/2033	4,949,443
2,000,000	LAD Auto Receivables Trust 2024-2A, Class B, 5.500%, 7/16/2029	2,031,179
1,000,000	LAD Auto Receivables Trust 2024-2A, Class C, 5.660%, 10/15/2029	1,019,250
750,000	LAD Auto Receivables Trust 2024-2A, Class D, 6.370%, 10/15/2031	769,269
1,375,000	LAD Auto Receivables Trust 2024-3A, Class C, 4.930%, 3/15/2030	1,389,962
1,200,000	LAD Auto Receivables Trust 2024-3A, Class D, 5.180%, 2/17/2032	1,208,456
2,400,000	LAD Auto Receivables Trust 2025-2A, Class D, 5.010%, 12/15/2032	2,410,926
1,400,000	LAD Auto Receivables Trust 2026-1A, Class B, 4.220%, 2/15/2033	1,386,310
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 1,000,000		LAD Auto Receivables Trust 2026-1A, Class C, 4.420%, 8/15/2033	$ 990,392
1,460,000		Navistar Financial Dealer Note Master Trust 2025-1, Class C, 4.720%, 9/25/2030	1,438,843
6,000,000		NextGear Floorplan Master Owner Trust 2024-2A, Class B, 4.870%, 9/15/2029	6,030,553
6,662,000		NextGear Floorplan Master Owner Trust 2025-1A, Class B, 4.890%, 2/15/2030	6,699,665
9,662,000		NextGear Floorplan Master Owner Trust 2025-2A, Class B, 4.690%, 10/15/2030	9,637,465
5,000,000		NextGear Floorplan Master Owner Trust 2026-1A, Class B, 4.530%, 2/18/2031	4,954,239
3,200,000		Nissan Auto Lease Trust 2025-B, Class C, 4.810%, 11/15/2029	3,216,407
4,500,000		Nissan Auto Lease Trust 2026-A, Class C, 4.290%, 6/17/2030	4,467,974
6,500,000		Nissan Auto Receivables Owner Trust 2025-B, Class B, 4.280%, 4/15/2032	6,484,846
800,000		PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	800,099
3,495,000		Porsche Innovative Lease Owner Trust 2024-2A, Class A4, 4.260%, 9/20/2030	3,500,853
1,866,929		Santander Bank Auto Credit-Linked Notes 2024-B, Class D, 5.483%, 1/18/2033	1,880,935
1,226,199		Santander Bank Auto Credit-Linked Notes 2024-B, Class E, 6.799%, 1/18/2033	1,239,930
2,500,000		Santander Bank Auto Credit-Linked Notes 2025-A, Class D, 5.150%, 1/16/2034	2,506,318
1,250,000		Santander Bank Auto Credit-Linked Notes 2025-A, Class E, 6.270%, 1/16/2034	1,247,070
312,195		Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	312,388
2,100,010		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	2,112,929
1,850,000		Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	1,865,659
13,000,000		Santander Drive Auto Receivables Trust 2024-2, Class D, 6.280%, 8/15/2031	13,368,701
15,000,000		Santander Drive Auto Receivables Trust 2024-4, Class D, 5.320%, 12/15/2031	15,180,990
7,500,000		Santander Drive Auto Receivables Trust 2024-5, Class D, 5.140%, 2/17/2032	7,566,399
9,500,000		Santander Drive Auto Receivables Trust 2025-1, Class D, 5.430%, 3/17/2031	9,630,825
6,500,000		Santander Drive Auto Receivables Trust 2025-2, Class D, 5.470%, 5/15/2031	6,539,469
10,300,000		Santander Drive Auto Receivables Trust 2025-3, Class D, 5.110%, 9/15/2031	10,288,309
6,500,000		Santander Drive Auto Receivables Trust 2025-4, Class D, 4.950%, 1/15/2032	6,476,024
8,000,000		Santander Drive Auto Receivables Trust 2026-1, Class D, 4.750%, 4/15/2032	7,887,729
3,060,000		SBNA Auto Lease Trust 2024-C, Class A4, 4.420%, 3/20/2029	3,068,964
2,225,000		SBNA Auto Receivables Trust 2025-SF1, Class D, 5.340%, 9/15/2031	2,229,270
575,000		SBNA Auto Receivables Trust 2025-SF1, Class E, 6.740%, 10/15/2031	573,941
779,007		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	784,663
649,173		Securitized Term Auto Receivables Trust 2025-A, Class C, 5.185%, 7/25/2031	653,374
597,239		Securitized Term Auto Receivables Trust 2025-A, Class D, 6.746%, 7/25/2031	607,777
3,267,003		Securitized Term Auto Receivables Trust 2026-A, Class B, 4.284%, 3/25/2033	3,259,141
1,333,471		Securitized Term Auto Receivables Trust 2026-A, Class C, 4.431%, 3/25/2033	1,329,290
1,466,818		Securitized Term Auto Receivables Trust 2026-A, Class D, 4.873%, 3/25/2033	1,464,153
5,500,000		SFS Auto Receivables Securitiz 2025-3A C, Class C, 4.640%, 11/21/2033	5,491,426
2,000,000		SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	2,035,466
2,500,000		SFS Auto Receivables Securitization Trust 2024-2A, Class C, 5.540%, 2/20/2032	2,545,756
6,000,000		SFS Auto Receivables Securitization Trust 2025-1A, Class C, 5.200%, 10/20/2032	6,077,118
3,765,000		Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA, Class C, 5.080%, 8/20/2029	3,779,285
5,500,000		Stellantis Financial Underwritten Enhanced Lease Trust 2026-AA, Class C, 4.800%, 12/20/2030	5,513,750
4,000,000		Tesla Auto Lease Trust 2024-A, Class B, 5.550%, 5/22/2028	4,010,156
5,325,000		Tesla Auto Lease Trust 2024-B, Class C, 5.490%, 12/20/2028	5,354,059
2,400,868	[1]	The Huntington National Bank 2025-1, Class C, 5.890% (30-DAY AVERAGE SOFR +2.250%), 3/21/2033	2,395,230
1,937,935		Truist Bank Auto Credit-Linked Notes Series 2025-1, Class C, 6.807%, 9/26/2033	1,934,335
450,233		U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	452,936
3,900,000		Wheels Fleet Lease Funding LLC 2025-1A, Class C, 5.080%, 1/18/2040	3,893,379
1,750,000		Wheels Fleet Lease Funding LLC 2025-2A, Class B, 4.610%, 5/18/2040	1,753,251
3,750,000		Wheels Fleet Lease Funding LLC 2025-2A, Class C, 4.860%, 5/18/2040	3,723,345
1,287,000		Wheels Fleet Lease Funding LLC 2025-3A, Class B, 4.440%, 9/18/2040	1,283,503
2,400,000		Wheels Fleet Lease Funding LLC 2025-3A, Class C, 4.790%, 9/18/2040	2,375,107
1,000,000		Wheels Fleet Lease Funding LLC 2026-1, Class B, 4.670%, 4/18/2039	1,000,192
1,500,000		Wheels Fleet Lease Funding LLC 2026-1, Class C, 4.930%, 4/18/2039	1,500,984
8,000,000		World Omni Automobile Lease Securitization Trust 2025-A, Class B, 4.680%, 5/15/2030	8,022,931
1,350,000		Yamaha Motor Master Trust 2026, Class B, 4.640%, 4/15/2031	1,351,870
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 1,100,000	Yamaha Motor Master Trust 2026, Class C, 4.890%, 4/15/2031	$ 1,101,591
	TOTAL	530,671,814
	Credit Card—4.3%
1,000,000	American Express Credit Account 2025-5 A, Class A, 4.510%, 7/15/2032	1,010,467
5,250,000	American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	5,315,325
6,000,000	Bank of America Credit Card Trust 2024-A1, Class A, 4.930%, 5/15/2029	6,061,303
2,300,000	CARDS II Trust 2024-1A, Class B, 5.450%, 7/16/2029	2,297,359
2,000,000	CARDS II Trust 2024-1A, Class C, 5.840%, 7/16/2029	2,014,748
2,500,000	CARDS II Trust 2025-1A, Class B, 5.070%, 3/15/2031	2,460,413
3,690,000	CARDS II Trust 2025-1A, Class C, 5.420%, 3/15/2031	3,591,770
4,000,000	CARDS II Trust 2026-1A, Class C, 4.870%, 4/15/2028	4,001,228
3,743,000	Evergreen Credit Card Trust 2024-1A, Class C, 5.900%, 7/17/2028	3,745,861
3,000,000	Evergreen Credit Card Trust 2024-CRT4, Class B, 5.250%, 10/15/2028	3,011,866
4,000,000	Evergreen Credit Card Trust 2024-CRT4, Class C, 5.640%, 10/15/2028	4,010,459
3,000,000	Evergreen Credit Card Trust 2025-1A, Class C, 4.540%, 10/15/2029	2,973,840
1,000,000	Evergreen Credit Card Trust Series 2025-1A, Class B, 4.240%, 10/15/2029	994,605
2,300,000	Evergreen Credit Card Trust Series 2025-CRT5, Class B, 5.240%, 5/15/2029	2,320,133
1,400,000	Evergreen Credit Card Trust Series 2025-CRT5, Class C, 5.530%, 5/15/2029	1,406,182
2,500,000	First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	2,530,679
7,000,000	Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,955,610
3,000,000	Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	2,977,440
3,290,000	Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	3,233,793
5,000,000	Master Credit Card Trust 2022-5A, Class B, 6.350%, 4/21/2031	5,102,937
1,000,000	Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,014,840
2,000,000	Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	2,047,418
3,000,000	Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	3,031,707
3,000,000	Trillium Credit Card Trust II 2025-1A, Class B, 4.405%, 9/26/2030	2,995,454
1,700,000	Trillium Credit Card Trust II 2025-1A, Class C, 4.700%, 9/26/2030	1,697,424
1,000,000	Trillium Credit Card Trust II 2026-1A, Class B, 4.607%, 3/26/2031	1,000,119
2,000,000	Trillium Credit Card Trust II 2026-1A, Class C, 4.901%, 3/26/2031	2,000,231
	TOTAL	79,803,211
	Equipment Lease—3.7%
4,000,000	Daimler Trucks Retail Trust 2024-1, Class A4, 5.560%, 7/15/2031	4,056,350
4,153,000	Dell Equipment Finance Trust 2023-3, Class B, 6.050%, 4/23/2029	4,157,323
2,000,000	Dell Equipment Finance Trust 2023-3, Class C, 6.170%, 4/23/2029	2,002,084
1,500,000	Dell Equipment Finance Trust 2023-3, Class D, 6.750%, 10/22/2029	1,501,956
770,000	Dell Equipment Finance Trust 2024-1, Class C, 5.730%, 3/22/2030	775,980
1,000,000	Dell Equipment Finance Trust 2024-1, Class D, 6.120%, 9/23/2030	1,009,560
3,250,000	Dell Equipment Finance Trust 2024-2, Class D, 5.290%, 2/24/2031	3,263,242
520,000	Dell Equipment Finance Trust 2025-1, Class B, 4.960%, 2/24/2031	522,976
870,000	Dell Equipment Finance Trust 2025-1, Class C, 5.250%, 2/24/2031	876,423
740,000	Dell Equipment Finance Trust 2025-1, Class D, 5.640%, 8/22/2031	751,327
1,000,000	Dell Equipment Finance Trust 2025-2, Class C, 4.530%, 3/24/2031	999,014
3,500,000	Dell Equipment Finance Trust 2025-2, Class D, 4.830%, 3/22/2032	3,487,653
2,670,000	DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	2,719,722
1,516,249	DLLAD LLC 2023-1A, Class A3, 4.790%, 1/20/2028	1,520,114
2,430,000	DLLAD LLC 2024-1A, Class A4, 5.380%, 9/22/2031	2,492,404
1,300,000	DLLMT LLC 2026, Class A4, 4.360%, 9/20/2033	1,298,015
922,452	DLLST LLC 2024-1A, Class A3, 5.050%, 8/20/2027	925,101
5,040,000	Great America Leasing Receivables 2024-2, Class B, 5.230%, 5/15/2031	5,104,616
4,161,000	Great America Leasing Receivables 2025-1, Class B, 4.770%, 1/15/2032	4,192,916
1,625,000	Great America Leasing Receivables 2025-1, Class C, 5.010%, 1/18/2033	1,635,054
1,265,000	Great America Leasing Receivables 2025-2, Class B, 4.500%, 9/15/2032	1,263,402
1,300,000	Great America Leasing Receivables 2025-2, Class C, 4.840%, 9/15/2033	1,301,491
3,449,498	HPEFS Equipment Trust 2023-2A, Class D, 6.970%, 7/21/2031	3,467,793
3,000,000	HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 11/20/2031	3,017,813
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 4,500,000		HPEFS Equipment Trust 2024-2A, Class D, 5.820%, 4/20/2032	$ 4,554,795
4,500,000		HPEFS Equipment Trust 2025-1A, Class D, 4.990%, 3/21/2033	4,505,624
1,000,000		HPEFS Equipment Trust 2025-2A, Class C, 4.410%, 11/22/2032	993,334
1,750,000		HPEFS Equipment Trust 2025-2A, Class D, 4.770%, 5/20/2033	1,736,010
4,000,000		John Deere Owner Trust 2022-C, Class A4, 5.200%, 9/17/2029	4,002,038
807,291		Kubota Credit Owner Trust 2023-1A, Class A3, 5.020%, 6/15/2027	808,579
		TOTAL	68,942,709
		Home Equity Loan—0.0%
3,662	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 4.249% (CME Term SOFR 1 Month +0.594%), 1/15/2028	2,926
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	12,452
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	15,378
		Other—4.4%
7,450,000		PFS Financing Corp. 2023-B, Class B, 5.710%, 5/15/2028	7,468,961
4,250,000		PFS Financing Corp. 2023-C, Class B, 5.910%, 10/15/2028	4,287,701
3,500,000		PFS Financing Corp. 2024-B, Class B, 5.290%, 2/15/2029	3,499,232
6,750,000		PFS Financing Corp. 2024-D, Class B, 5.590%, 4/15/2029	6,798,585
4,000,000		PFS Financing Corp. 2024-F, Class B, 4.990%, 8/15/2029	4,011,559
2,250,000		PFS Financing Corp. 2025-E, Class B, 4.610%, 7/16/2029	2,257,266
6,000,000		PFS Financing Corp. 2026-B, Class B, 4.400%, 3/17/2031	5,966,513
3,770,000		Verizon Master Trust 2023-6, Class C, 5.050%, 9/22/2031	3,778,674
3,260,000		Verizon Master Trust 2024-3, Class C, 5.730%, 4/22/2030	3,322,616
5,000,000		Verizon Master Trust 2024-6, Class C, 4.670%, 8/20/2030	5,019,420
7,750,000		Verizon Master Trust 2024-8, Class C, 4.990%, 11/20/2030	7,851,026
1,000,000		Verizon Master Trust 2025-1, Class C, 5.090%, 1/21/2031	1,010,403
10,150,000		Verizon Master Trust 2025-4, Class C, 5.200%, 3/21/2033	10,337,096
2,490,000		Verizon Master Trust 2025-5, Class C, 4.840%, 6/20/2031	2,496,186
3,830,000		Verizon Master Trust 2025-7, Class C, 4.400%, 8/20/2031	3,817,401
3,850,000		Verizon Master Trust 2025-10, Class C, 4.670%, 10/20/2033	3,835,982
6,000,000		Verizon Master Trust 2026-1, Class C, 4.430%, 2/20/2031	5,995,776
		TOTAL	81,754,397
		Student Loans—0.6%
385,233	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 4.439% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	383,050
1,354,300		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	1,314,625
1,036,222		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	971,585
630,531		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	595,402
3,238,184		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	2,949,354
4,981,413	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 4.465% (CME Term SOFR 1 Month +0.804%), 4/20/2062	4,966,879
		TOTAL	11,180,895
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $771,498,338)	772,368,404
		CORPORATE BONDS—36.5%
		Basic Industry - Metals & Mining—0.2%
1,665,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 4.625%, 3/19/2031	1,647,046
2,610,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 4.900%, 7/1/2031	2,614,541
		TOTAL	4,261,587
		Capital Goods - Aerospace & Defense—0.6%
2,435,000		Honeywell Aerospace, Inc., Sr. Unsecd. Note, 144A, 4.300%, 3/16/2031	2,406,011
3,000,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 4.850%, 10/15/2031	3,026,601
1,500,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 5.353%, 1/15/2030	1,531,054
3,885,000		Leidos, Inc., Sr. Unsecd. Note, 4.100%, 3/15/2029	3,838,437
		TOTAL	10,802,103
		Capital Goods - Construction Machinery—0.3%
3,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.500%, 10/16/2030	2,966,512
2,940,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	2,940,016
		TOTAL	5,906,528
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—0.1%
$ 1,695,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	$ 1,750,904
		Communications - Media & Entertainment—0.4%
2,295,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	2,268,768
3,160,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.300%, 8/15/2029	3,164,885
1,740,000		Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 3/2/2029	1,720,891
		TOTAL	7,154,544
		Communications - Telecom Wireless—0.9%
1,805,000		American Tower Corp., Sr. Unsecd. Note, 4.900%, 3/15/2030	1,823,340
4,000,000		American Tower Corp., Sr. Unsecd. Note, 5.200%, 2/15/2029	4,071,684
4,050,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	4,083,163
3,070,000		Orange S.A., Sr. Unsecd. Note, 144A, 4.000%, 1/13/2029	3,043,978
4,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2028	4,043,009
		TOTAL	17,065,174
		Communications - Telecom Wirelines—0.6%
5,000,000		AT&T, Inc., Sr. Unsecd. Note, 4.400%, 4/30/2031	4,945,375
2,070,000		NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	2,063,516
4,000,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	4,034,414
		TOTAL	11,043,305
		Consumer Cyclical - Automotive—4.5%
3,335,000		American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.450%, 10/22/2027	3,333,945
5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.500%, 9/4/2030	4,939,123
945,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 4.150%, 1/12/2029	933,167
6,000,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.250%, 1/13/2030	6,119,919
4,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,758,408
1,505,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.970%, 4/6/2029	1,492,491
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	5,153,721
5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.698% (SOFR +1.040%), 2/26/2027	5,007,072
5,000,000	[3]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	5,100,216
4,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 7/15/2030	4,098,745
4,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	4,024,251
9,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	9,055,384
4,000,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.250%, 3/10/2029	3,972,912
4,135,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.514% (SOFR +0.850%), 11/15/2027	4,146,967
4,000,000	[1]	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 5.702% (SOFR +2.050%), 9/13/2027	3,972,888
2,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	2,523,800
1,500,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 5.350%, 3/17/2028	1,511,473
4,000,000		Toyota Motor Credit Corp., Series B, 4.200%, 1/10/2031	3,955,059
3,240,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.050%, 9/5/2028	3,232,698
4,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.650%, 1/5/2029	4,042,088
2,930,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.850%, 9/11/2030	2,912,955
		TOTAL	83,287,282
		Consumer Cyclical - Leisure—0.1%
2,380,000		Airbnb, Inc., Sr. Unsecd. Note, 4.400%, 3/16/2029	2,377,151
		Consumer Cyclical - Services—0.4%
1,975,000		Amazon.com, Inc., 4.100%, 11/20/2030	1,948,450
5,980,000		Amazon.com, Inc., Sr. Unsecd. Note, 4.250%, 3/13/2031	5,923,082
		TOTAL	7,871,532
		Consumer Non-Cyclical - Food/Beverage—0.6%
3,910,000		Campbells Co./The, Sr. Unsecd. Note, 4.550%, 3/21/2031	3,795,518
1,750,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	1,761,322
730,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 5/1/2030	736,107
4,045,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	4,143,530
		TOTAL	10,436,477
		Consumer Non-Cyclical - Health Care—1.1%
5,000,000		Augusta SpinCo Corp., Sr. Unsecd. Note, 4.398%, 3/23/2029	4,984,894
1,665,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,685,977
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$ 685,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.150%, 12/15/2028	$ 680,774
2,325,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	2,343,595
1,840,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,865,156
2,000,000		HCA, Inc., Sr. Unsecd. Note, 5.450%, 4/1/2031	2,053,794
1,920,000		HCA, Inc., Sr. Unsub., 5.250%, 3/1/2030	1,955,632
1,551,000		Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	1,586,203
2,905,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.215%, 2/12/2031	2,870,708
		TOTAL	20,026,733
		Consumer Non-Cyclical - Pharmaceuticals—0.8%
3,335,000		AbbVie, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2031	3,282,845
1,645,000		Amgen, Inc., Sr. Unsecd. Note, 4.200%, 2/19/2031	1,623,082
1,710,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	1,723,155
3,635,000		Biogen, Inc., Sr. Unsecd. Note, 5.050%, 1/15/2031	3,698,569
1,665,000	[3]	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	1,698,582
3,455,000		Pfizer, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	3,428,512
		TOTAL	15,454,745
		Consumer Non-Cyclical - Tobacco—0.6%
2,500,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	2,591,997
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.000%, 10/29/2030	3,923,384
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	4,039,600
		TOTAL	10,554,981
		Energy - Independent—0.1%
1,750,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.000%, 12/15/2029	1,775,620
		Energy - Midstream—1.4%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,450,352
3,180,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	3,282,393
4,000,000		Enbridge, Inc., Sr. Unsecd. Note, 5.250%, 4/5/2027	4,034,571
890,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	897,310
4,110,000		Energy Transfer LP, Sr. Unsecd. Note, 5.200%, 4/1/2030	4,199,429
3,980,000		MPLX LP, Sr. Unsecd. Note, 4.800%, 2/15/2031	3,987,593
2,500,000		ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	2,565,279
4,000,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.350%, 4/15/2031	3,922,248
2,000,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	2,083,559
		TOTAL	26,422,734
		Financial Institution - Banking—13.1%
4,570,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	4,772,662
2,060,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	2,142,761
5,215,000		American Express Co., Sr. Unsecd. Note, 4.444%, 5/3/2030	5,205,727
2,180,000	[3]	American Express Co., Sr. Unsecd. Note, 4.456%, 2/10/2032	2,157,824
770,000		Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	789,242
4,000,000		Aust & NZ Banking Group, Sr. Unsecd. Note, Series A, 3.919%, 12/8/2028	3,975,450
2,000,000	[1]	Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, 144A, 4.502% (SOFR +0.850%), 12/16/2029	2,021,169
6,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.162%, 1/24/2031	6,112,970
2,600,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.540%, 4/23/2032	2,590,620
2,325,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.975%, 3/14/2030	2,359,785
5,000,000	[1]	Bank of New Zealand, Sr. Unsecd. Note, 144A, 4.457% (SOFR +0.810%), 1/27/2027	5,013,946
8,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 4.247%, 2/2/2030	7,936,123
4,000,000		BNP Paribas S.A., Sr. 2nd Priority Note, 144A, 4.792%, 5/9/2029	4,012,290
2,590,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.283%, 1/29/2030	2,571,799
4,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.862%, 1/13/2028	4,012,354
2,135,000		Capital One Financial Co., Sr. Unsecd. Note, 4.722%, 1/30/2032	2,110,108
4,000,000		Capital One Financial Co., Sr. Unsecd. Note, 5.468%, 2/1/2029	4,063,566
4,000,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 4.374% (SOFR +0.712%), 11/19/2027	4,003,504
6,000,000		Citibank, N.A., Sr. Unsecd. Note, Series BKNT, 5.488%, 12/4/2026	6,045,251
2,165,000		Citizens Bank, N.A., Sr. Unsecd. Note, 4.192%, 1/29/2029	2,150,448
2,260,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	2,326,094
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 3,675,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	$ 3,790,613
5,000,000		Commonwealth Bank of Australia, Sr. Unsecd. Note, 4.150%, 10/1/2030	4,958,643
5,000,000		Credit Agricole S.A., 144A, 5.230%, 1/9/2029	5,051,793
3,470,000		Credit Suisse Group AG, Sr. Unsecd. Note, 144A, 4.214%, 4/10/2030	3,428,074
4,000,000		Deutsche Bank AG New York, Sr. Unsecd. Note, 4.950%, 8/4/2031	3,988,214
2,940,000		Fifth Third Bancorp, Sr. Unsecd. Note, 4.566%, 4/29/2032	2,896,340
4,430,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.339%, 7/27/2029	4,588,628
5,215,000		FNB Corp. (PA), 5.722%, 12/11/2030	5,273,279
4,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.369%, 10/21/2031	3,924,956
4,090,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.568% (SOFR +0.920%), 10/21/2027	4,097,627
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.780% (SOFR +1.120%), 2/24/2028	3,765,092
3,145,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.727%, 4/25/2030	3,239,543
6,000,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.623%, 1/28/2032	5,932,247
3,000,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.272%, 1/15/2031	3,050,429
2,000,000		Huntington National Bank, Sr. Unsecd. Note, 4.871%, 4/12/2028	2,007,274
2,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.415% (SOFR +0.765%), 9/22/2027	2,502,774
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	5,023,590
3,820,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	4,072,039
1,645,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.548%, 4/18/2030	1,640,933
5,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, 4.335% (SOFR +0.685%), 10/15/2027	5,004,093
2,855,000		Morgan Stanley, Sr. Unsecd. Note, 5.173%, 1/16/2030	2,893,473
5,995,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.652%, 4/13/2028	6,062,841
3,000,000		National Bank of Canada, Sr. Unsecd. Note, 4.500%, 10/10/2029	2,999,539
6,000,000	[1]	NatWest Markets plc, Sr. Unsecd. Note, 144A, 4.411% (SOFR +0.760%), 9/29/2026	6,013,550
2,075,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.075%, 1/26/2029	2,064,582
1,090,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.300%, 1/21/2028	1,097,078
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.492%, 5/14/2030	2,056,151
1,605,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	1,643,917
3,305,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	3,396,665
4,000,000		Royal Bank of Canada, Sr. Unsecd. Note, 4.305%, 11/3/2031	3,935,844
3,990,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 4.965%, 1/24/2029	4,025,503
2,330,000		Societe Generale S.A., Sr. Non Preferred, 144A, 4.450%, 4/12/2030	2,308,197
4,000,000		Standard Chartered PLC, Sr. Unsecd. Note, 144A, 5.244%, 5/13/2031	4,060,727
3,610,000		State Street Corp., Sr. Unsecd. Note, 4.558%, 4/23/2032	3,593,425
4,000,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	4,030,498
1,295,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	1,329,079
4,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, 4.682% (SOFR +1.030%), 12/17/2029	4,020,489
1,180,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.873%, 1/26/2029	1,188,743
3,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.071%, 5/20/2031	3,038,136
2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.435%, 1/24/2030	2,046,881
4,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	4,006,192
2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	2,122,176
6,000,000		U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	6,158,160
4,000,000		U.S. Bancorp, Sr. Unsecd. Note, 4.481%, 1/26/2032	3,954,708
3,635,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.198%, 1/23/2030	3,697,041
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	4,048,354
1,665,000		Westpac New Zealand Ltd., Sr. Unsecd. Note, 144A, 4.127%, 1/29/2029	1,653,368
		TOTAL	242,055,191
		Financial Institution - Finance Companies—1.1%
7,077,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 6.450%, 4/15/2027	7,208,503
4,000,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	4,038,912
4,130,000		Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	4,128,791
4,010,000		Takeoff Merger Sub., Inc., Sr. Unsecd. Note, 144A, 4.400%, 3/24/2028	3,989,813
		TOTAL	19,366,019
		Financial Institution - Insurance - Life—2.5%
5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	5,076,179
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$ 2,400,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 4.550%, 1/9/2031	$ 2,371,816
1,695,000		Lincoln Financial Global Funding, Sec. Fac. Bond, 144A, 5.300%, 1/13/2030	1,719,904
1,225,000		Lincoln Financial Global Funding, Sr. Secd. Note, 144A, 4.200%, 1/12/2029	1,212,003
1,665,000		Lincoln Financial Global Funding, Sr. Secd. Note, 144A, 4.625%, 8/18/2030	1,654,234
4,000,000		MassMutual Global Funding II, Sr. Unsecd. Note, 144A, 4.850%, 1/17/2029	4,049,398
1,640,000		Met Tower Global Funding, Secured Note, 144A, 4.000%, 1/14/2029	1,622,115
4,000,000		Metropolitan Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	4,046,380
4,000,000		New York Life Global Funding, Secured Note, 144A, 4.050%, 2/2/2029	3,972,933
5,000,000		Northwestern Mutual Global, Secured Note, 144A, 4.300%, 1/13/2031	4,944,688
4,000,000		Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 4.900%, 4/4/2028	4,042,690
4,000,000		PRICOA Global Funding I, Secured Note, 144A, 4.350%, 11/25/2030	3,961,542
2,855,000		PRICOA Global Funding I, Sr. Secd. Note, 144A, 5.550%, 8/28/2026	2,866,726
5,000,000		Principal Life Global Funding II, Sr. Secd. Note, 144A, 4.450%, 1/13/2031	4,940,397
		TOTAL	46,481,005
		Financial Institution - Insurance - P&C—0.3%
4,000,000		Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	4,073,005
1,000,000	[1]	HSB Group, Inc., Co. Guarantee, Series B, 4.844% (CME Term SOFR 3 Month +1.171%), 7/15/2027	983,878
1,175,000	[1]	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.365% (SOFR +0.700%), 11/8/2027	1,176,302
		TOTAL	6,233,185
		Financial Institution - REIT - Other—0.1%
1,535,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 4.250%, 12/15/2028	1,520,391
		Technology—3.6%
2,985,000		Alphabet, Inc., Sr. Unsecd. Note, 4.100%, 11/15/2030	2,960,406
2,480,000		Alphabet, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2031	2,451,544
2,000,000		Broadcom, Inc., Sr. Unsecd. Note, 4.200%, 10/15/2030	1,975,720
1,511,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2027	1,527,950
2,000,000		Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	2,048,038
1,534,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	1,539,558
4,000,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.500%, 2/15/2031	3,960,788
2,455,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.550%, 3/10/2029	2,446,074
4,000,000		Fiserv, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2030	3,968,063
1,830,000		Global Payments, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2028	1,822,315
6,000,000		Global Payments, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2030	5,899,438
2,050,000		Intel Corp., Sr. Unsecd. Note, 4.650%, 6/1/2031	2,042,580
1,945,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	1,970,669
1,835,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	1,854,685
5,175,000		Oracle Corp., Sr. Unsecd. Note, 4.200%, 9/27/2029	5,031,652
1,875,000		Oracle Corp., Sr. Unsecd. Note, 4.450%, 9/26/2030	1,808,891
4,000,000		Oracle Corp., Sr. Unsecd. Note, 4.950%, 2/4/2031	3,913,742
1,585,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.450%, 9/15/2030	1,561,872
1,165,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.500%, 10/15/2029	1,159,445
3,000,000		S&P Global, Inc., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2031	2,962,328
7,000,000		Salesforce, Inc., Sr. Unsecd. Note, 4.650%, 3/15/2029	7,014,833
4,615,000		Synopsys, Inc., Sr. Unsecd. Note, 4.850%, 4/1/2030	4,655,615
1,000,000		Tyco Electronics Group S.A., Sr. Unsecd. Note, 4.500%, 2/9/2031	996,521
		TOTAL	65,572,727
		Transportation - Services—0.9%
6,000,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	6,230,042
2,360,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.550%, 1/15/2031	2,335,970
3,340,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	3,394,689
5,000,000		Ryder System, Inc., Sr. Unsecd. Note, 6.300%, 12/1/2028	5,223,294
		TOTAL	17,183,995
		Utility - Electric—2.1%
6,000,000		Black Hills Corp., Sr. Unsecd. Note, 5.950%, 3/15/2028	6,148,857
4,000,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.600%, 3/1/2028	4,081,976
710,710		Consumers 2023 Securitization Funding LLC, Sec. Fac. Bond, Series A1, 5.550%, 3/1/2028	715,821
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 1,345,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	$ 1,375,386
5,000,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.375%, 9/30/2030	4,919,621
2,725,000		EverSource Energy, Sr. Unsecd. Note, 4.450%, 12/15/2030	2,685,956
4,110,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.050%, 2/9/2029	4,081,907
6,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.400%, 3/1/2031	5,957,672
3,925,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	3,985,348
3,740,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 4.900%, 3/15/2030	3,778,882
1,080,000		Southern Power Co., Sr. Unsecd. Note, Series A, 4.250%, 10/1/2030	1,067,499
		TOTAL	38,798,925
		Utility - Other—0.1%
1,645,000		National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	1,681,262
		TOTAL CORPORATE BONDS (IDENTIFIED COST $671,719,613)	675,084,100
		U.S. TREASURIES—4.9%
		U.S. Treasury Notes—4.9%
15,000,000		United States Treasury Note, 3.375%, 9/15/2028	14,821,875
30,000,000		United States Treasury Note, 3.500%, 9/30/2027	29,852,343
30,000,000		United States Treasury Note, 4.250%, 11/30/2026	30,092,151
15,000,000		United States Treasury Note, 4.250%, 2/28/2029	15,132,265
		TOTAL U.S. TREASURIES (IDENTIFIED COST $89,852,863)	89,898,634
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.7%
		Commercial Mortgage—3.2%
8,000,000	[1]	BHMS Mortgage Trust 2025-ATLS, Class B, 6.204% (CME Term SOFR 1 Month +2.550%), 8/15/2042	8,010,010
3,425,000	[1]	Boca Commercial Mortgage Trust 2025-BOCA A, Class A, 5.254% (CME Term SOFR 1 Month +1.600%), 12/15/2042	3,431,418
8,000,000	[1]	BX Trust 2026-CSMO, Class A, 5.054% (CME Term SOFR 1 Month +1.400%), 2/15/2042	8,009,997
4,200,000		CHI Commercial Mortgage Trust 2025-SFT, Class B, 6.066%, 4/15/2042	4,251,023
1,000,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class B, 5.504% (CME Term SOFR 1 Month +1.850%), 12/15/2039	1,000,627
1,625,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class C, 5.804% (CME Term SOFR 1 Month +2.150%), 12/15/2039	1,627,033
4,700,000	[1]	FS Trust 2026, Class A, 5.004% (CME Term SOFR 1 Month +1.350%), 2/15/2041	4,700,000
2,400,000	[1]	FS Trust 2026, Class B, 5.204% (CME Term SOFR 1 Month +1.550%), 2/15/2041	2,399,247
3,000,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.247% (CME Term SOFR 1 Month +1.593%), 11/15/2039	3,005,623
1,600,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class B, 5.596% (CME Term SOFR 1 Month +1.942%), 11/15/2039	1,603,000
1,050,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class C, 5.896% (CME Term SOFR 1 Month +2.242%), 11/15/2039	1,052,625
8,000,000	[1]	JW Commercial Mortgage Trust 2 2024-MRCO, Class C, 6.044% (CME Term SOFR 1 Month +2.390%), 6/15/2039	8,000,007
7,000,000	[1]	ORL Trust 2024-GLKS, Class B, 5.546% (CME Term SOFR 1 Month +1.892%), 12/15/2039	7,010,945
1,125,000	[1]	TEXAS 2025-TWR, Class B, 5.247% (CME Term SOFR 1 Month +1.592%), 4/15/2042	1,119,536
600,000	[1]	TEXAS 2025-TWR, Class C, 5.796% (CME Term SOFR 1 Month +2.141%), 4/15/2042	595,845
4,000,000	[1]	TEXAS Commercial Mortgage Trust 2025-TWR, Class A, 4.947% (CME Term SOFR 1 Month +1.293%), 4/15/2042	3,987,505
		TOTAL	59,804,441
		Federal Home Loan Mortgage Corporation—0.5%
7,487,311		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	7,119,372
2,230,211	[1]	FHLMC REMIC, Series KF95, Class AL, 4.026% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	2,222,325
		TOTAL	9,341,697
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $69,413,746)	69,146,138
		MORTGAGE-BACKED SECURITIES—1.9%
		Federal Home Loan Mortgage Corporation—1.3%
10,144,617		FHLMC Pool QI0122, 6.000%, 2/1/2054	10,388,240
7,889,407		FHLMC Pool QI4114, 6.500%, 4/1/2054	8,193,476
5,671,535		FHLMC Pool SD8433, 6.500%, 5/1/2054	5,886,225
		TOTAL	24,467,941
		Federal National Mortgage Association—0.6%
20,223		FNMA Pool 728568, 6.500%, 10/1/2033	21,111
5,229,632		FNMA Pool DA1519, 6.000%, 10/1/2053	5,346,282
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 5,904,912		FNMA Pool DA5003, 6.000%, 11/1/2053	$ 6,034,105
		TOTAL	11,401,498
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $34,910,101)	35,869,439
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
		Federal Home Loan Mortgage Corporation—0.0%
915		FHLMC REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	929
5,690		FHLMC REMIC, Series 2647, Class A, 3.250%, 4/15/2032	5,591
178,498	[1]	FHLMC REMIC, Series 3117, Class FE, 4.054% (30-DAY AVERAGE SOFR +0.414%), 2/15/2036	177,393
20,245	[1]	FHLMC REMIC, Series 3152, Class WF, 4.214% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	20,204
63,868	[1]	FHLMC REMIC, Series 3317, Class F, 4.154% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	63,641
29,694	[1]	FHLMC REMIC, Series 3542, Class NF, 4.504% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	29,903
89,255	[1]	FHLMC REMIC, Series 3556, Class FA, 4.664% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	90,354
68,221		FHLMC REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	71,062
		TOTAL	459,077
		Federal National Mortgage Association—0.3%
5,115		FNMA REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	5,167
9,368	[1]	FNMA REMIC, Series 2002-52, Class FG, 4.259% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	9,386
241		FNMA REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	240
38,449	[1]	FNMA REMIC, Series 2006-44, Class FK, 4.189% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	38,373
265,875	[1]	FNMA REMIC, Series 2007-97, Class FE, 4.209% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	265,122
31,991	[1]	FNMA REMIC, Series 2008-69, Class FB, 4.759% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	32,450
4,632	[1]	FNMA REMIC, Series 2009-63, Class FB, 4.259% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	4,646
73,979	[1]	FNMA REMIC, Series 2009-69, Class F, 4.609% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	74,742
103,978	[1]	FNMA REMIC, Series 2010-74, Class AF, 4.299% (30-DAY AVERAGE SOFR +0.654%), 7/25/2037	103,919
51,670	[1]	FNMA REMIC, Series 2011-17, Class FP, 4.209% (30-DAY AVERAGE SOFR +0.564%), 3/25/2041	51,652
590,971	[1]	FNMA REMIC, Series 2012-1, Class PF, 4.159% (30-DAY AVERAGE SOFR +0.514%), 2/25/2042	585,077
484,890	[1]	FNMA REMIC, Series 2017-24, Class FB, 4.109% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	477,718
2,763,109	[1]	FNMA REMIC, Series 2020-68, Class FB, 4.059% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	2,654,941
		TOTAL	4,303,433
	[1]	Government National Mortgage Association—0.0%
207,057		GNMA REMIC, Series 2013-H16, Class FA, 4.318% (CME Term SOFR 1 Month +0.654%), 7/20/2063	207,137
100,098		GNMA REMIC, Series 2013-H17, Class FA, 4.328% (CME Term SOFR 1 Month +0.664%), 7/20/2063	100,160
		TOTAL	307,297
		Non-Agency Mortgage—0.2%
1,710		Banc of America Mortgage Securities 2003-B, Class 2A2, 5.517%, 3/25/2033	1,618
2,243,784		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	2,253,826
2,064		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	2,064
50,328		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.562%, 9/25/2034	40,628
411,276		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	358,812
297,487		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	254,024
130,720	[1]	Washington Mutual 2006-AR15, Class 1A, 4.349% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	120,663
144,674	[1]	Washington Mutual 2006-AR17, Class 1A, 3.808% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	122,474
		TOTAL	3,154,109
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,453,408)	8,223,916
		AGENCY RISK TRANSFER SECURITY—0.2%
4,000,000	[1]	FNMA CAS 2023-R08, Series 2023-R08, Class 1M2, 6.145% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043 (IDENTIFIED COST $4,000,000)	4,069,935
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
731		FHLMC ARM, 5.348%, 11/1/2030	718
85,031		FHLMC ARM, 5.744%, 3/1/2033	86,899
		TOTAL	87,617
		Federal National Mortgage Association—0.0%
70,264		FNMA ARM, 4.034%, 8/1/2033	69,274
21,201		FNMA ARM, 4.579%, 5/1/2034	21,053
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association—continued
$ 19,845		FNMA ARM, 4.639%, 4/1/2028	$ 19,773
19,356		FNMA ARM, 5.258%, 5/1/2040	19,408
		TOTAL	129,508
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $218,013)	217,125
		INVESTMENT COMPANIES—10.9%
8,350,003		Bank Loan Core Fund	70,223,525
1,951,094		Emerging Markets Core Fund	17,657,398
68,457,537		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[4]	68,457,537
5,083,992		Project and Trade Finance Core Fund	45,450,889
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $203,343,993)	201,789,349
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $1,853,410,075)[5]	1,856,667,040
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(6,431,343)
		NET ASSETS—100%	$1,850,235,697
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2026, were as follows:
Affiliates	Value as of 4/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 4/30/2026	Shares Held as of 4/30/2026	Dividend Income
Bank Loan Core Fund	$25,989,306	$45,386,103	$—	$(1,151,884)	$—	$70,223,525	8,350,003	$3,136,102
Emerging Markets Core Fund	$—	$17,808,981	$—	$(151,583)	$—	$17,657,398	1,951,094	$308,981
Federated Hermes Government Obligations Fund, Premier Shares*	$26,741,456	$671,563,276	$(629,847,195)	$—	$—	$68,457,537	68,457,537	$2,845,909
Project and Trade Finance Core Fund	$13,289,038	$32,011,615	$—	$150,236	$—	$45,450,889	5,083,992	$1,761,616
TOTAL OF AFFILIATED TRANSACTIONS	$66,019,800	$766,769,975	$(629,847,195)	$(1,153,231)	$—	$201,789,349	83,842,626	$8,052,608

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees and do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $1,853,805,234.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$772,368,404	$0	$772,368,404
Corporate Bonds	—	675,084,100	—	675,084,100
U.S. Treasuries	—	89,898,634	—	89,898,634
Commercial Mortgage-Backed Securities	—	69,146,138	—	69,146,138
Mortgage-Backed Securities	—	35,869,439	—	35,869,439
Collateralized Mortgage Obligations	—	8,223,916	—	8,223,916
Agency Risk Transfer Security	—	4,069,935	—	4,069,935
Adjustable Rate Mortgages	—	217,125	—	217,125
Investment Companies	156,338,460	—	—	156,338,460
Other Investments[1]	—	—	—	45,450,889
TOTAL SECURITIES	$156,338,460	$1,654,877,691	$0	$1,856,667,040

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $45,450,889 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$8.54	$8.34	$8.28	$8.36	$8.70
Income From Investment Operations:
Net investment income (loss)[1]	0.39	0.38	0.26	0.13	0.08
Net realized and unrealized gain (loss)	(0.03)	0.20	0.06	(0.06)	(0.33)
Total From Investment Operations	0.36	0.58	0.32	0.07	(0.25)
Less Distributions:
Distributions from net investment income	(0.39)	(0.38)	(0.26)	(0.13)	(0.08)
Distributions from net realized gain	—	—	—	(0.02)	(0.01)
Total Distributions	(0.39)	(0.38)	(0.26)	(0.15)	(0.09)
Net Asset Value, End of Period	$8.51	$8.54	$8.34	$8.28	$8.36
Total Return[2]	4.26%	7.12%	3.94%	0.86%	(2.94)%
Ratios to Average Net Assets:
Net expenses[3]	0.63%	0.64%	0.63%	0.63%	0.63%
Net investment income	4.52%	4.53%	3.10%	1.53%	0.91%
Expense waiver/reimbursement[4]	0.07%	0.08%	0.08%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$366,867	$164,620	$148,824	$220,337	$453,924
Portfolio turnover[5]	17%	32%	58%	27%	37%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$8.53	$8.34	$8.28	$8.36	$8.70
Income From Investment Operations:
Net investment income (loss)[1]	0.41	0.41	0.29	0.15	0.10
Net realized and unrealized gain (loss)	(0.02)	0.19	0.05	(0.06)	(0.33)
Total From Investment Operations	0.39	0.60	0.34	0.09	(0.23)
Less Distributions:
Distributions from net investment income	(0.41)	(0.41)	(0.28)	(0.15)	(0.10)
Distributions from net realized gain	—	—	—	(0.02)	(0.01)
Total Distributions	(0.41)	(0.41)	(0.28)	(0.17)	(0.11)
Net Asset Value, End of Period	$8.51	$8.53	$8.34	$8.28	$8.36
Total Return[2]	4.65%	7.27%	4.21%	1.12%	(2.70)%
Ratios to Average Net Assets:
Net expenses[3]	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	4.79%	4.79%	3.44%	1.82%	1.16%
Expense waiver/reimbursement[4]	0.11%	0.12%	0.12%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,259,397	$1,031,157	$877,551	$795,779	$1,152,478
Portfolio turnover[5]	17%	32%	58%	27%	37%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$8.53	$8.34	$8.27	$8.35	$8.69
Income From Investment Operations:
Net investment income (loss)[1]	0.39	0.38	0.26	0.13	0.08
Net realized and unrealized gain (loss)	(0.03)	0.19	0.07	(0.06)	(0.33)
Total From Investment Operations	0.36	0.57	0.33	0.07	(0.25)
Less Distributions:
Distributions from net investment income	(0.39)	(0.38)	(0.26)	(0.13)	(0.08)
Distributions from net realized gain	—	—	—	(0.02)	(0.01)
Total Distributions	(0.39)	(0.38)	(0.26)	(0.15)	(0.09)
Net Asset Value, End of Period	$8.50	$8.53	$8.34	$8.27	$8.35
Total Return[2]	4.24%	6.97%	4.05%	0.83%	(2.97)%
Ratios to Average Net Assets:
Net expenses[3]	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	4.51%	4.50%	3.08%	1.54%	0.88%
Expense waiver/reimbursement[4]	0.07%	0.08%	0.09%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$79,344	$90,788	$99,190	$148,587	$208,121
Portfolio turnover[5]	17%	32%	58%	27%	37%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$8.54	$8.35	$8.28	$8.36	$8.70
Income From Investment Operations:
Net investment income (loss)[1]	0.41	0.41	0.28	0.16	0.10
Net realized and unrealized gain (loss)	(0.02)	0.19	0.08	(0.06)	(0.33)
Total From Investment Operations	0.39	0.60	0.36	0.10	(0.23)
Less Distributions:
Distributions from net investment income	(0.41)	(0.41)	(0.29)	(0.16)	(0.10)
Distributions from net realized gain	—	—	—	(0.02)	(0.01)
Total Distributions	(0.41)	(0.41)	(0.29)	(0.18)	(0.11)
Net Asset Value, End of Period	$8.52	$8.54	$8.35	$8.28	$8.36
Total Return[2]	4.69%	7.30%	4.36%	1.15%	(2.67)%
Ratios to Average Net Assets:
Net expenses[3]	0.34%	0.34%	0.34%	0.34%	0.34%
Net investment income	4.82%	4.82%	3.38%	1.88%	1.20%
Expense waiver/reimbursement[4]	0.07%	0.08%	0.08%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$144,627	$109,359	$101,278	$163,359	$179,549
Portfolio turnover[5]	17%	32%	58%	27%	37%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
April 30, 2026

Assets:
Investment in securities, at value including $1,678,521 of securities loaned and $201,789,349 of investments in affiliated holdings* (identified cost $1,853,410,075, including $203,343,993 of identified cost in affiliated holdings)	$1,856,667,040
Cash	41,601
Income receivable	10,818,991
Income receivable from affiliated holdings	152,402
Receivable for shares sold	1,425,046
Total Assets	1,869,105,080
Liabilities:
Payable for investments purchased	11,419,911
Payable for shares redeemed	5,180,668
Payable for collateral due to broker for securities lending (Note 2)	1,715,380
Income distribution payable	154,808
Payable for investment adviser fee (Note 5)	10,367
Payable for administrative fee (Note 5)	3,904
Payable for other service fees (Notes 2 and 5)	90,469
Accrued expenses (Note 5)	293,876
Total Liabilities	18,869,383
Net assets for 217,459,851 shares outstanding	$1,850,235,697
Net Assets Consist of:
Paid-in capital	$1,905,027,426
Total distributable earnings (loss)	(54,791,729)
Net Assets	$1,850,235,697
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($366,867,115 ÷ 43,115,302 shares outstanding), no par value, unlimited shares authorized	$8.51
Offering price per share (100/99.00 of $8.51)	$8.60
Redemption proceeds per share	$8.51
Institutional Shares:
Net asset value per share ($1,259,397,406 ÷ 148,026,242 shares outstanding), no par value, unlimited shares authorized	$8.51
Offering price per share	$8.51
Redemption proceeds per share	$8.51
Service Shares:
Net asset value per share ($79,343,716 ÷ 9,333,545 shares outstanding), no par value, unlimited shares authorized	$8.50
Offering price per share	$8.50
Redemption proceeds per share	$8.50
Class R6 Shares:
Net asset value per share ($144,627,460 ÷ 16,984,762 shares outstanding), no par value, unlimited shares authorized	$8.52
Offering price per share	$8.52
Redemption proceeds per share	$8.52

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended April 30, 2026

Investment Income:
Interest	$75,658,647
Dividends (including $7,798,797 received from affiliated holdings* and net of foreign taxes withheld of $1,328)	7,800,125
Net income on securities loaned (includes $253,811 earned from affiliated holdings related to cash collateral balances*) (Note 2)	24,280
TOTAL INCOME	83,483,052
Expenses:
Investment adviser fee (Note 5)	4,690,519
Administrative fee (Note 5)	1,259,778
Custodian fees	60,584
Transfer agent fees (Note 2)	1,150,143
Directors’/Trustees’ fees (Note 5)	10,042
Auditing fees	35,538
Legal fees	11,843
Portfolio accounting fees	217,911
Other service fees (Notes 2 and 5)	804,794
Share registration costs	179,855
Printing and postage	55,207
Miscellaneous (Note 5)	32,678
TOTAL EXPENSES	8,508,892
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,107,741)
Reimbursement of other operating expenses (Notes 2 and 5)	(517,724)
TOTAL WAIVER AND REIMBURSEMENTS	(1,625,465)
Net expenses	6,883,427
Net investment income	76,599,625
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	398,045
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(1,153,231) on investments in affiliated holdings*)	(7,374,352)
Net realized and unrealized gain (loss) on investments	(6,976,307)
Change in net assets resulting from operations	$69,623,318

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended April 30	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$76,599,625	$61,708,946
Net realized gain (loss)	398,045	315,507
Net change in unrealized appreciation/depreciation	(7,374,352)	27,879,816
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	69,623,318	89,904,269
Distributions to Shareholders:
Class A Shares	(10,905,965)	(7,046,743)
Institutional Shares	(55,841,174)	(45,397,940)
Service Shares	(3,794,426)	(4,351,750)
Class R6 Shares	(6,050,554)	(4,879,655)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(76,592,119)	(61,676,088)
Share Transactions:
Proceeds from sale of shares	900,220,767	531,190,298
Net asset value of shares issued to shareholders in payment of distributions declared	73,516,225	56,671,781
Cost of shares redeemed	(512,456,858)	(447,009,233)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	461,280,134	140,852,846
Change in net assets	454,311,333	169,081,027
Net Assets:
Beginning of period	1,395,924,364	1,226,843,337
End of period	$1,850,235,697	$1,395,924,364
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
April 30, 2026
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,625,465 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended April 30, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$111,847	$—
Institutional Shares	962,981	(517,724)
Service Shares	65,044	—
Class R6 Shares	10,271	—
TOTAL	$1,150,143	$(517,724)
Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended April 30, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$603,050
Service Shares	201,744
TOTAL	$804,794
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2026, tax years 2023 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
During the year ended April 30, 2026, the Fund held no futures contracts.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero.
The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Annual Financial Statements and Additional Information

As of April 30, 2026, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$1,678,521	$1,715,380
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 4/30/2026		Year Ended 4/30/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	33,775,242	$289,052,952	7,175,348	$61,034,996
Shares issued to shareholders in payment of distributions declared	1,273,061	10,882,806	825,619	7,013,491
Shares redeemed	(11,220,248)	(95,910,914)	(6,550,292)	(55,579,996)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	23,828,055	$204,024,844	1,450,675	$12,468,491
	Year Ended 4/30/2026		Year Ended 4/30/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	62,860,860	$537,797,135	48,955,973	$415,700,490
Shares issued to shareholders in payment of distributions declared	6,331,937	54,130,380	4,921,306	41,790,426
Shares redeemed	(41,993,005)	(359,261,481)	(38,237,422)	(324,328,544)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	27,199,792	$232,666,034	15,639,857	$133,162,372
	Year Ended 4/30/2026		Year Ended 4/30/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	969,152	$8,278,816	1,192,474	$10,124,473
Shares issued to shareholders in payment of distributions declared	353,953	3,023,881	419,566	3,560,003
Shares redeemed	(2,636,484)	(22,506,825)	(2,864,316)	(24,279,705)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,313,379)	$(11,204,128)	(1,252,276)	$(10,595,229)
	Year Ended 4/30/2026		Year Ended 4/30/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	7,612,807	$65,091,864	5,219,826	$44,330,339
Shares issued to shareholders in payment of distributions declared	640,462	5,479,158	506,860	4,307,861
Shares redeemed	(4,071,360)	(34,777,638)	(5,053,664)	(42,820,988)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	4,181,909	$35,793,384	673,022	$5,817,212
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	53,896,377	$461,280,134	16,511,278	$140,852,846
Annual Financial Statements and Additional Information

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2026 and 2025, was as follows:
	2026	2025
Ordinary income	$76,592,119	$61,676,088
As of April 30, 2026, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$618,834
Net unrealized appreciation	$2,861,806
Capital loss carryforwards	$(58,272,369)
TOTAL	$(54,791,729)
At April 30, 2026, the cost of investments for federal tax purposes was $1,853,805,234. The net unrealized appreciation of investments for federal tax purposes was $2,861,806. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $12,258,085 and unrealized depreciation from investments for those securities having an excess of cost over value of $9,396,279. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the reverse write off of Greentree.
As of April 30, 2026, the Fund had a capital loss carryforward of $58,272,369 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$12,974,483	$45,297,886	$58,272,369
The Fund used capital loss carryforwards of $398,045 to offset capital gains realized during the year ended April 30, 2026.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.29% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended April 30, 2026, the Adviser voluntarily waived $1,056,452 of its fee and voluntarily reimbursed $517,724 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2026, the Adviser reimbursed $51,289.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2026, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Financial Statements and Additional Information

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended April 30, 2026, FSC retained $5,348 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended April 30, 2026, FSSC received $16,851 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.66%, 0.38%, 0.66% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to July 1, 2026, the Fee Limit for the Class A Shares, Institutional Shares, Service Shares and Class R6 Shares was 0.65%, 0.37%, 0.65% and 0.34%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2026, were as follows:
Purchases	$646,613,481
Sales	$256,315,824
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2026, the Fund had no outstanding loans. During the year ended April 30, 2026, the Fund did not utilize the LOC.
Annual Financial Statements and Additional Information

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2026, there were no outstanding loans. During the year ended April 30, 2026, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended April 30, 2026, 99.7% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES SHORT-TERM INCOME FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Short-Term Income Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2026, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust) at April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
June 23, 2026
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
FEDERATED HERMES SHORT-TERM INCOME FUND (THE “FUND”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund by 1 basis point, such reduction to be effective July 1, 2023.
Annual Financial Statements and Additional Information

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Annual Financial Statements and Additional Information

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Short-Term Income Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C787
CUSIP 31420C209
CUSIP 31420C563
32957 (6/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Intermediate Corporate Bond Fund: Not Applicable.

Federated Hermes Short-Term Income Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Intermediate Corporate Bond Fund: Not Applicable.

Federated Hermes Short-Term Income Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Intermediate Corporate Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Short-Term Income Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Intermediate Corporate Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Short-Term Income Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Income Securities Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  June 23, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2026